WEISS, PECK & GREER


                                  MUTUAL FUNDS




                               Semi-Annual Report
                                 June 30, 2000
                                  (Unaudited)


                                 WPG TUDOR FUND
                           WPG GROWTH AND INCOME FUND
                          WPG QUANTITATIVE EQUITY FUND
                     WEISS, PECK & GREER INTERNATIONAL FUND
                               WPG CORE BOND FUND
                      WPG INTERMEDIATE MUNICIPAL BOND FUND
                        WPG GOVERNMENT MONEY MARKET FUND
                         WPG TAX FREE MONEY MARKET FUND




                               ONE NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004
                                  800-223-3332

WEISS, PECK & GREER MUTUAL FUNDS

TABLE OF CONTENTS

   Chairman's Letter ...................................................    1
   Major Portfolio Changes - Equity Funds ..............................    3
   Average Annual Total Returns ........................................    4
   Ten Largest Holdings ................................................    6
   Schedules of Investments:
        WPG Tudor Fund .................................................    8
        WPG Growth and Income Fund .....................................   10
        WPG Quantitative Equity Fund ...................................   12
        Weiss, Peck & Greer International Fund .........................   13
        WPG Core Bond Fund .............................................   16
        WPG Intermediate Municipal Bond Fund ...........................   18
        WPG Government Money Market Fund ...............................   22
        WPG Tax Free Money Market Fund .................................   22
   Statements of Assets and Liabilities ................................   30
   Statements of Operations ............................................   32
   Statements of Changes in Net Assets .................................   34
   Notes to Financial Statements .......................................   36
   Financial Highlights ................................................   41

        INTERNATIONAL
        Objective:  Long-term growth of capital.

        TUDOR
        Objective:  Capital appreciation.

        GROWTH AND INCOME
        Objective:  Long-term growth of capital and current income.

        QUANTITATIVE EQUITY
        Objective: Seeks to provide investment results that exceed the S & P
                   500.

        CORE BOND
        Objective: Current income.

       +INTERMEDIATE MUNICIPAL BOND
        Objective: High current income consistent with relative stability of principal Exempt from Federal Income Tax.

      +*TAX FREE MONEY MARKET
        Objective: Maximize current income with preservation of capital and liquidity. Exempt from Federal Income Tax.

       *GOVERNMENT MONEY MARKET
        Objective: Maximize current income with preservation of capital and liquidity.

* Although these Funds are money market funds and attempt to maintain a stable $1.00 net asset value per share, investments in these Funds are neither insured or guaranteed by the FDIC or U.S. Government. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

+ A portion of income may be subject to some state and/or local taxes and, for certain investors, it may be subject to the federal alternative minimum tax.

DEAR SHAREHOLDERS:

DOMESTIC MARKETS
----------------

    For the first time since 1994, all three major stock indices (S&P 500, DJIA and NASDAQ) reported negative returns for the first six months of the year. Second quarter performance was also negative for each of these Indices. The main factor that caused equity weakness, during 1994 and again in 2000, was that the Federal Reserve Board raised rates to combat a potential inflation threat. The current slowdown in money supply growth (which exploded last fall prior to fears of Y2K) is also removing system liquidity, which tends to drain money from the financial markets.

    Volatility has been very high this year combined with dramatic sector rotation. One percent daily moves are quite common. The NASDAQ, for instance, briefly topped 5000 during March but six weeks later traded at almost 3000. During 1999, the best-performing equity issues were those that had no earnings. During the corrective phase this spring, the 1999 outperformers badly underperformed, as investors sought earnings, liquidity, and safety. Health care, utilities, consumer non-durables, and energy were the only sectors to show positive performance during the second quarter. This highlights the fact that investors sought consistent earnings growth and safety.

    The S&P 500 lost 2.7% in the second quarter. The technology dominated NASDAQ declined 13.3%. The small capitalization market also experienced a correction as a result of Fed policy and extended valuations; thus the Russell 2000 Index declined 3.8%.

    During the past few months, numerous economic statistics have pointed to a possible slowing of the U.S. economy. The first quarter may have been the turning point as far as the pace of growth is concerned. Consumer spending was still very strong early in the year, but recent sales numbers point to a more moderate expansion going forward. The housing market is showing signs of slowing in response to higher interest rates. Furthermore, the purchasing managers index has clearly turned, signaling slower growth in the manufacturing sector. Job growth has also weakened somewhat. The Federal Open Market Committee during its June 2000 meeting decided not to raise rates but did caution that the inflation threat was still ongoing. It does seem quite apparent that a slowdown is in progress but a recession is not expected. Nevertheless, corporate earnings, while still very robust, may weaken after years of remarkable results, particularly if the U.S. economy slows.

    Now that growth has become more moderate and wage inflation, despite a tight labor market, appears in control, the Federal Reserve Board should be ending their tightening mode by the fall. The expectation of a soft landing could translate into higher prices on the financial markets.

    Within the small capitalization market, the recent market correction should also have weeded out much of the excess that has been endured from October 1999 until mid-March 2000.

    During the 1st half of 2000, fixed income investors struggled with continued tightening by the Federal Reserve and further reductions in Treasury supply. The Federal Reserve hiked interest rates on three separate occasions raising rates 100 basis points in total. Over the same period, the Treasury instituted a debt repurchase program, buying back $15 billion in long term securities. These two factors caused short term Treasury yields to rise while long term yields declined resulting in an inverted yield curve. The inverted yield curve contributed significantly to wider spreads in non-treasury securities causing severe underperformance in these sectors versus treasury securities.

    Towards the end of the second quarter, softer economic data reduced market concerns over further aggressive Federal Reserve actions allowing interested rates across the yield curve to decline. During this period, short-term yields declined more than long term yields leaving the Treasury yield curve somewhat less inverted.

    Heading into the second half of the year, our expectation is for limited action on the part of the Federal Reserve as prior interest rate hikes begin to slow the economy to a growth rate (i.e., real GDP) of 3 - 3 1/2%. Assuming this economic slowdown can be achieved, inflation should remain in the 2 1/2 - 3% range, which would keep the Federal Reserve, sidelined and allow the yield curve to steepen. The steeper yield curve should create a more favorable environment for non-treasury securities and allow these sectors to outperform.

INTERNATIONAL MARKETS
---------------------

    For the second quarter, European markets generally performed in line with the U.S. market, although Germany and Spain posted more significant losses. The MSCI Europe Index was down 3.1% during this time period. Japan, Hong Kong, and Singapore all experienced meaningful corrections, with the MSCI Japan Index dropping 6.2% and the MSCI Emerging Markets Index falling 9.5%. The overall MSCI EAFE Index lost 3.9%.

    Performance in the second quarter for the international markets was heavily affected by the global correction in the information and communication technology sectors. The ECB (European Central Bank) also made a mark with a series of interest rate increases. Rates were raised 0.75% in the second quarter in two steps, with the later increase of 0.50% on June 8th. Inflation fears as well as the strength of the U.S. dollar and its effect on price stability in Europe played a large role in the ECB's decisions.

    The markets in continental Europe show no signs of slowing down. Manufacturing output in Germany and France has been growing strongly, order flows are very positive, business sentiment is reaching new highs, and consumers look to their economic future with confidence. Continental Europe tends to follow the American business cycle with a lag and therefore can be expected to be in an expansion phase a bit longer. The U.K. business cycle is further advanced, moving more in line with that of the U.S., and appears to have turned down already. In addition, a strong pound has hurt the British economy, although the U.K. currency has weakened considerably in recent months.

    A significant issue in the international arena is whether Japan will be able to continue its present recovery. Business confidence appears to be returning but domestic spending is still weak. As Japan has derived a considerable amount of its output growth from foreign demand, it is not certain that its economy can continue to improve if export growth loses momentum. The corrections in both technology and Asian stocks may be seen as harbingers of a global economic slowdown.



                                                Sincerely,


                                                /s/ Roger J. Weiss
                                                Roger J. Weiss
                                                Chairman of the Board
                                                July 19, 2000

WEISS, PECK & GREER MUTUAL FUNDS

MAJOR PORTFOLIO CHANGES - EQUITY FUNDS - SIX MONTHS ENDING JUNE 30, 2000
                                                  (UNAUDITED)




TUDOR FUND
--------------------------------------------------------------------------------
ADDITIONS
---------
Buca Inc.
II-VI Inc.
Marvell Technology Group Ltd.
Maxygen Inc.
MGC Communications
Nextlink Communications Cl A
ONI Systems Corp.
OPUS360 Corp.
Sipex Corporation
Snowball.com Inc.

DELETIONS
---------
Adelphia Communications
Aurora Foods Inc.
Digital Lightwave Inc.
ETEC Systems Inc.
Hadco Corp.
Infonet Services
Kana Communications
Netzero Inc.
Ondisplay Inc.
Xpedior Inc.

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
ADDITIONS
---------
Exfo Electro-Optical Engineering Inc.
Marvell Technology Group Ltd
Nokia Corp. ADR
Nortel Networks Corp.
ONI Systems Corp.
Pharmacia Corp.
Philip Morris Companies
Sprint PCS Group
StorageNetworks, Inc.
Viacom Inc. Cl B


DELETIONS
---------
Autozone Inc.
BCE, Inc.
BMC Software Inc.
Bristol-Myers Squibb Co.
CBS Corp.
EMC Corp.
Guidant Corp.
Lucent Technologies
Optio Software Inc.
Sara Lee Corp.


QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------
ADDITIONS
---------
Andrew Corp.
Dell Computer Corp.
Delta Airlines Inc.
First Data Corp.
Hewlett Packard Co.
MGIC Investments Corp.
Scientific Atlanta Inc.
Siebel Systems Inc.
Target Corp.
TJX Companies Inc.

DELETIONS
---------
AK Steel Holdings Corp.
Chase Manhattan Corp.
Conagra Inc.
Darden Restaurants Inc.
Dayton Hudson Corp.
Donnelly RR & Sons
Fortune Brands
Sara Lee Corp.
Southtrust Corp.
Xilinx Inc.



INTERNATIONAL FUND
--------------------------------------------------------------------------------
ADDITIONS
---------
Allianz AG
Asatsu-DK Inc.
Banca Fideuram SPA
Brambles Industries Ltd
CLP Holdings Ltd
E.ON AG
France Telecom SA
Heineken
Koninklijke Numico NV
TV Francaise

DELETIONS
---------
Acom Co. Ltd
Bridgestone Corporation
Cheung Kong (Holdings) Ltd
Compagnie De Saint Gobain
Enso R Shares
Esprit Holdings Limited
Foster's Brewing Group Ltd
Hong Kong & China Gas Co, Ltd
Mannesmann AG
Tokai Bank Ltd.

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2000 - (UNAUDITED)


TUDOR
--------------------------------------------------------------------------------

                                SIX     ONE     FIVE    TEN
                                MONTHS  YEAR    YEARS   YEARS
                                ------  ----    -----   -----

TUDOR                           6.33%   52.73%  16.60%  13.09%
Russell 2000 Growth Index       1.22%   28.39%  15.80%  13.26%


The Tudor Fund continued to outperform its benchmark in the first six month of 2000. The fund achieved this outperformance through solid stock selection in technology, retail and health care services sectors. The fund also took advantage of the extreme volatility in the first half of the year to both trim from and add to selected holdings. The fund held a large cash position going into the March downturn and was able to reinvest the cash at more favorable prices.

The fund continues to look for investments in small capitalization companies with prospects for long-term sustainable growth. The correction the market experienced in the first half helped mitigate much of the excess created in late 1999 and the first two months of this year. Going forward we believe our portfolio companies will continue to exhibit strong revenue and earnings growth which should translate into solid stock performance.

GROWTH AND INCOME
--------------------------------------------------------------------------------

                                 SIX     ONE     FIVE    TEN
                                 MONTHS  YEAR    YEARS   YEARS
                                 ------  ----    -----   -----
GROWTH AND INCOME                4.14%   18.25%  23.63%  16.84%
S & P 500 Stock Index           -0.42%    7.24%  23.80%  17.80%
Lipper Large-Cap Core Index      1.89%   10.44%  21.92%  16.41%

The WPG Growth & Income Fund performed quite well when compared to the S&P 500 and the Lipper Large-Cap Core Fund Index. During the first quarter of 2000 technology stocks dominated portfolio performance until a violent correction caused defensive and stable growth issues to outperform during the second quarter. For the six months ended June 30 healthcare and utility issues were the only sectors to return over 10%. Basic materials and consumer cyclical issues fared the worst during this period. The positive performance of the Fund during the first six months of the year was attributable in large part to good stock selection in the technology and healthcare sectors.

QUANTITATIVE EQUITY
--------------------------------------------------------------------------------
                         SIX     ONE     FIVE    FROM
                         MONTHS  YEAR    YEARS   1/1/93+
                         ------  ----    -----   -------
QUANTITATIVE EQUITY     -0.38%  2.01%   19.31%  17.06%
S & P 500 Stock Index   -0.42%  7.24%   23.80%  19.89%

The first half of 2000 has been a positive period overall for the Quantitative Equity Fund. By the end of the second quarter the fund was modestly ahead of the S&P 500. However, this performance tells only part of the story for the first half of the year.

As we reported to you at the end of 1999, two trends prevalent in the market throughout much of the past two years have hampered our quantitative models. Specifically, perverse or negative returns to our value factors and a very narrow market caused our stock selection process to underperform. At the end of 1999 we anticipated that as investors again focus on earnings and the price they pay for those earnings valuation models would begin to outperform. Unfortunately January and February saw a continuation of the trend prevalent throughout much of the past year and our value factors continued to be perverse. During March however, we began to see the trend reverse. As investors once again focused on earnings our value factors were predictive, and the fund recorded a strong month. The 2nd quarter saw a continuation of the trend that began in March and the fund turned in positive performance. In fact, April stands as one of the best months for our value factors in recent history.


INTERNATIONAL
--------------------------------------------------------------------------------
                                          SIX     ONE     FIVE    TEN
                                         MONTHS   YEAR    YEARS   YEARS
                                         ------   ----    -----   -----
INTERNATIONAL                           -10.44%   9.53%   9.18%   5.44%
EAFE (Europe,Australia,Far East) Index   -3.95%  17.44%  11.63%  8.28%

After a strong absolute and relative performance year of 1999, the International Fund's strategy of investing in high quality blue chip securities, remained unrewarded over the first half of 2000. The Fund's core focus on stocks with strong balance sheets, relatively high earnings growth and strong price momentum yielded underperformance, as market leadership shifted away from the New Economy technology, media and telecommunications sectors to more Old Economy value sectors. This was especially the case in the Japanese market. We think this shift in market leadership will be temporary, as the economic cycles and interest rates are peaking, hurting earnings of value stocks, while the growth sectors such as technology, media and telecommunications will likely continue to generate healthy earnings growth.

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2000 - (UNAUDITED)



CORE BOND
--------------------------------------------------------------------------------
                                        SIX    ONE     FIVE    TEN
                                       MONTHS  YEAR    YEARS   YEARS
                                       ------  ----    -----   -----
CORE BOND                              3.08%   4.13%   5.58%   6.30%
Lehman Aggregate Index                 3.99%   4.57%   6.25%   7.82%
Morningstar Intermediate-Term Bond     2.92%   3.25%   5.35%   7.35%

The action in the fixed income markets during the first half of 2000 has been dominated by Federal Reserve tightening and Treasury supply issues. A strong economy and fears of inflation pressures caused the Federal Reserve to raise the Fed Funds rate on three occasions by a total of 100 basis points. On the positive side, Treasury buybacks have supported the value of long-term securities. As a result of this, short term rates have risen by more than 25 basis points while rates further out on the yield curve have fallen by as much as 65 basis points. Yields on short-term issues, which are normally lower than those with longer maturities, now exceed those of longer-term bonds. This inversion of the yield curve has caused the difference in the yields between Treasury securities and non-Treasuries to widen further. Additionally, concerns over reduced Treasury supply and larger buybacks have exacerbated the curve reshaping. The weak performance of the non-Treasury sectors (corporate and mortgage securities in particular) was a big contributor to the funds' underperformance in the first half of the year. Additionally, exposure to select BBB credits negatively impacted performance. These negatives were offset somewhat by the positive impact of an underweight in the agency sector for much of the first half of the year, as well as positioning along the yield curve.

INTERMEDIATE MUNICIPAL BOND
--------------------------------------------------------------------------------
                                      SIX     ONE     FIVE    FROM
                                     MONTHS   YEAR    YEARS   7/1/93+
                                     ------   ----    -----   -------
INTERMEDIATE MUNICIPAL BOND           3.12%   3.46%   5.10%   4.71%
Lehman Brothers 3-10 Year Municipal
    Bond Index                        3.16%   4.04%   5.34%   5.13%
Lipper Intermediate Muni Funds        2.99%   2.74%   4.72%   4.37%

The major factor driving returns in the tax-exempt fixed income markets thus far in 2000 has been the flattening of the yield curve. Yields on bonds maturing in less than 5 years moved higher by roughly 25 basis points while yields on longer securities fell by roughly 25 basis points. Portfolios that had higher concentrations of securities in both long and short maturities (a barbell structure) outperformed portfolios that concentrated their holdings in the intermediate range.

Our Fund was positioned appropriately during the period and therefore outperformed the Lipper average by 13 basis points (3.12% versus 2.99% for the average fund). The Fund underperformed the unmanaged Lehman Brothers Index by 4 basis points.


+   Inception of Fund

    Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and the indices (except as noted below) assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. The S&P 500 Stock Index is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The Russell 2000 Growth Index is a measurement of changes in stock market conditions based on the average performance of small U.S. growth oriented securities with a median market capitalization of approximately $1.1 billion. Lipper Analytical Services ("Lipper") and Morningstar compare mutual funds according to overall performance, investment objectives, investment policies, assets, expense levels, periods of existence and other factors. The Lehman Brothers Aggregate Index is a market weighted blend of all investment grade corporate issues, all mortgage securities and all government issues. The Lehman Brothers 3-10 year Muni Bond Index is a broad based index which contains all securities in the Lehman Municipal Bond Index with maturities from 3-10 years. The Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") is an index of more than 800 companies in Europe, Australia and the Far East. Indices are unmanaged groups of securities.

WEISS, PECK & GREER MUTUAL FUNDS

TEN LARGEST HOLDINGS AT JUNE 30, 2000 * - (UNAUDITED)



                                 MARKET
                                 VALUE     PERCENT
TUDOR FUND                      (000'S)    OF FUND
--------------------------------------------------------------------------------
Remedy Corp. .................. $3,339       3.0%
Tibco Software Inc. ...........  2,595       2.3%
Manugistics Group, Inc. .......  2,525       2.2%
Veeco Instruments, Inc. .......  2,425       2.2%
Alpharma Inc. Cl. A ...........  1,955       1.7%
MMC Networks Inc. .............  1,940       1.7%
Advanced Fibre Communications..  1,917       1.7%
Titan Corp. ...................  1,880       1.7%
Aspect Communications Corp. ...  1,852       1.6%
Career Education Corp. ........  1,833       1.6%
                                -------     ----
                                $22,261     19.7%
                                =======     ====


                                 MARKET
                                 VALUE     PERCENT
GROWTH AND INCOME FUND          (000'S)    OF FUND
--------------------------------------------------------------------------------
Corning Inc. .................   $6,747      5.1%
Oracle Corp. .................    5,607      4.2%
General Electric .............    5,485      4.2%
Cisco Systems, Inc. ..........    5,085      3.9%
Texas Instruments, Inc. ......    4,808      3.6%
Pfizer, Inc. .................    4,800      3.6%
American International Group..    4,700      3.6%
Bank of New York, Inc. .......    4,650      3.5%
Johnson & Johnson ............    4,584      3.5%
Applied Materials, Inc. ......    4,531      3.4%
                                -------     ----
                                $50,997     38.6%
                                =======     ====



QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------
Pfizer, Inc. .................   $1,733      4.8%
General Electric Corp. .......    1,587      4.4%
Cisco Systems, Inc. ..........    1,300      3.6%
Microsoft Corp. ..............    1,204      3.3%
Intel Corp. ..................    1,183      3.3%
ADC Telecommunications Inc....      927      2.5%
Citigroup, Inc. ..............      840      2.3%
Sun Microsystems, Inc. .......      814      2.2%
Hewlett Packard Co. ..........      712      2.0%
Merck & Co., Inc. ............      705      1.9%
                                -------     ----
                                $11,005     30.3%
                                =======     ====


INTERNATIONAL FUND
--------------------------------------------------------------------------------
BP Amoco PLC .................     $245     3.1%
Nokia ........................      233     2.9%
Vodafone Group PLC ...........      203     2.6%
Ericsson LM-B ................      168     2.1%
Nippon Telegraph &
     Telephone Corp. .........      146     1.9%
Deutsche Telekom AG ..........      146     1.9%
Shell Transport & Trading ....      146     1.9%
Glaxo Wellcome PLC ...........      145     1.8%
Novartis AG ..................      144     1.8%
Total Fina SA-B ..............      135     1.7%
                                -------     ----
                                 $1,711    21.7%
                                =======    =====

WEISS, PECK & GREER MUTUAL FUNDS

                                                                         MARKET
                                                                         VALUE    PERCENT
CORE BOND FUND                                                           (000'S)  OF FUND
------------------------------------------------------------------------------------------
Federal National Mortgage Association Note 8.000% Due 7/1/30 .........  $11,612     9.4%
Federal National Mortgage Association Note 7.125% Due 3/15/07 ........   10,966     8.8%
Federal National Mortgage Association Note 7.500% Due 8/1/15 .........    7,427     6.0%
Federal National Mortgage Association Discount Note
       Zero Coupon Due 8/16/00 .......................................    7,141     5.8%
Government National Mortgage Association 8.000% Due 7/1/30 ...........    6,830     5.5%
Federal National Mortgage Association Note 7.125% Due 6/15/10 ........    6,566     5.3%
Government National Mortgage Association 6.500% Due 2/15/24-10/15/24..    6,337     5.1%
Government National Mortgage Association 8.500% Due 7/1/30 ...........    4,091     3.3%
Federal National Mortgage Association Note 7.000% Due 8/1/15 .........    3,979     3.2%
CarrAmerica Realty Corp 6.250% Due 10/1/00 ...........................    3,577     2.9%
                                                                        -------    ----
                                                                        $68,526    55.3%
                                                                        =======    =====
------------------------------------------------------------------------------------------



INTERMEDIATE MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------
Chicago Illinois O'Hare International Airport Ref-2nd
     Lien-Series C 5.750% Due 1/ 1/09 ................................   $1,045     6.2%
Rhode Island Housing & Mortgage Finance Corp.
     Revenue Bonds 5.700% Due 7/1/07 .................................    1,027     6.1%
Port of Houston Texas General Obligation Unlimited 5.100% Due 10/1/11.      991     5.9%
New Orleans Louisiana General Obligation Unlimited Non-Callable
     7.200% Due 11/1/0 8 .............................................      721     4.3%
Oklahoma County Oklahoma Home Finance Authority Single Family
        Refunding Prerefunded Zero Coupon Due 7/1/12 .................      691     4.1%
Mercedes Texas Independent School District 4.900% Due 8/15/10 ........      568     3 .4%
Edgewood Texas Independent School District Lease Revenue
         4.700% Due 8/15/05 ..........................................      552     3.3%
Deer Park Texas Independent School District School
         Building 6.375% Due 2/15/07 .................................      538     3.2%
Oregon State Housing & Community Services Single Family Mortgage
        Series B 6.875% Due 4/1/28 ...................................      532     3.1%
Michigan State Housing Development Authority Rental Housing Revenue
        Series A 6.600% Due 4/1/12 ...................................      530     3.1%
                                                                        -------    ----
                                                                         $7,195    42.7%
                                                                        =======    =====
------------------------------------------------------------------------------------------

* The composition of the largest securities in each portfolio is subject to change.

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENT AT JUNE 30, 2000 - (UNAUDITED)



NUMBER                                                           VALUE
OF SHARES                    SECURITY                           (000'S)
---------                    --------                           -------

                              TUDOR

              COMMON STOCKS (90.9%)
              CAPITAL GOODS
              BIOTECHNOLOGY (2.5%)
     5,000   *Affymetrix Inc. .............................  $      826
    17,400   *Cytyc Corp. .................................         929
    86,100   *Diacrin Inc. ................................         678
    13,300   *Sangstat Medical Corp. ......................         384
                                                              ---------
                                                                  2,817
                                                              ---------

              COMMUNICATIONS (5.1%)
    47,100   *Aspect Communications Inc. ..................       1,852
    28,700   *Crown Media Holdings Inc. Cl A ..............         439
    41,900   *Intermedia Communications ...................       1,247
     9,800   *Leap Wireless International Inc. ............         461
   159,000   *P-Com Inc. ..................................         904
    19,800   *Powerwave Technologies Inc. .................         871
                                                              ---------
                                                                  5,774
                                                              ---------

              COMPUTER SYSTEMS (2.6%)
     7,900   *Brocade Communications ......................       1,450
    37,600   *Catapult Communications Corp. ...............         378
    89,600   *Plannar Systems Inc. ........................       1,159
                                                             ----------
                                                                  2,987
                                                             ----------

             ELECTRONICS (7.0%)
    47,200    Applied Power Inc. Cl A .....................       1,581
    53,900   *C-Cor net Corporation .......................       1,455
    60,882   *Dynatech Corp. ..............................       1,103
     4,600   *Exfo Electro-Optical Engineering ............         202
       400   *Marvell Technology Group Ltd. ...............          23
    10,200   *Quantum Effect Devices Inc. .................         581
     9,500   *Three Five Systems Inc. .....................         561
    33,100  #*Veeco Instruments Inc. ......................       2,425
                                                             ----------
                                                                  7,931
                                                             ----------

             INFORMATION SERVICES (2.5%)
    15,100   *Diamond Technology
                  Partners Inc ............................       1,329
    51,800   *Hutchinson Technology .......................         738
   100,700   *Technology Solutions ........................         623
                                                              ---------
                                                                  2,690
                                                              ---------

             INTERNET (1.0%)
     2,100   *Breezecom Limited ...........................          91
   128,000   *Madge Networks NV ...........................         584
    41,300  #*CPUS360 Corp. ...............................         152
    68,200  #*Snowball.com Inc. ...........................         332
                                                              ---------
                                                                  1,159
                                                              ---------
              OTHER CAPITAL GOODS (0.0%)
    200      *BE Aerospace Inc. .........................            1
                                                              ---------



NUMBER                                                           VALUE
OF SHARES                    SECURITY                           (000'S)
---------                    --------                           -------

                               TUDOR (continued)

              PHARMACEUTICALS (9.6%)
    31,400   #Alpharma Inc. Cl A ..........................      $1,955
    36,100   *Guilford Pharmaceuticals ....................         544
    11,900  #*Inhale Therapeutic Systems Inc. .............       1,207
    16,000   *Millenium Pharmaceuticals ...................       1,790
    16,200   *Pharmacyclics Inc. ..........................         988
    17,500   *QLT Phototherapeutic ........................       1,353
    29,400   *Regeneron Pharmaceutical ....................         876
    31,400   *Rehabcare Group Inc. ........................         856
    52,700   *Triad Hospitals Inc. ........................       1,275
                                                              ---------
                                                                 10,844
                                                              ---------

              SEMICONDUCTORS (3.5%)
    48,100 . *ADE Corp. ...................................         920
    26,100   *Lattice Semiconductors ......................       1,804
     1,800   *New Focus Inc. ..............................         148
    37,300   *Sipex Corporation ...........................       1,033
                                                              ---------
                                                                  3,905
                                                              ---------

              SOFTWARE & SERVICES (11.6%)
    39,600   *Cognos Inc. .................................       1,638
    44,100   *Copart Inc. .................................         706
    68,900   *eLoyalty Corp. ..............................         878
    58,700   *Intermagnetics Corp. ........................       1,112
    22,000   #*Microstrategy Inc. .........................         660
    38,900   *Net Perceptions Inc. ........................         618
       100   *ONI Systems Corp. ...........................          12
    31,315   *People Soft Inc. ............................         525
    12,700   *Primus Knowledge Solutions ..................         572
    59,900   *Remedy Corp. ................................       3,339
       100   *StorageNetworks Inc. ........................           9
    24,200   *Tibco Software Inc. .........................       2,595
     9,300   *II-VI Inc. ..................................         450
                                                              ---------
                                                                 13,114
                                                              ---------
                                                                 51,222
                                                              ---------
             CONSUMER
             APPLICATIONS SOFTWARE (1.4%)
   30,800    *Broadvision Inc. ............................       1,565
                                                              ---------

             COMPUTER SOFTWARE (3.5%)
    46,700   *Compucredit Corp. ...........................       1,401
    54,000   *Manugistics Group Inc. ......................       2,525
                                                             ----------
                                                                  3,926
                                                             ----------

              ENTERTAINMENT (1.2%)
    64,100   *Harrah's Entertainment ......................       1,342
                                                              ---------

              FOOD (0.6%)
    32,600   *American Italian Pasta ......................         674
                                                               ---------



                       See notes to financial statements



Page 8



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENT AT JUNE 30, 2000 - (UNAUDITED)



NUMBER                                                       VALUE
OF SHARES                    SECURITY                       (000'S)
---------                    --------                       -------

                                TUDOR (continued)

              HEALTH CARE SERVICES (0.4%)
     7,100   *Gilead Sciences Inc. ........................         505
                                                               --------

              MEDIA - COMMUNICATION (7.2%)
    42,300   *Advanced Fibre Communication ................       1,917
    28,400   *Advanced Radio
              Telecommunications Corp .....................         415
    27,800   *Citadel Communications ......................         971
    10,000   *MGC Communications ..........................         599
     7,400  #*Maxygen Inc. ................................         420
    41,821   *Nextlink Communications Cl A ................       1,587
    10,600   *Voicestream Wireless ........................       1,233
    18,800   *Western Wireless Corp. Cl A .................       1,025
                                                              ---------
                                                                  8,167
                                                              ---------

              MEDICAL HOSPITAL MANAGEMENT
               & SERVICES (1.9%)
    43,900   *Lincare Holdings Inc. .......................       1,081
    57,900   *Sunrise Assisted Living .....................       1,071
                                                             ----------
                                                                  2,152
                                                             ----------

              MEDICAL SUPPLIES (0.8%)
    26,200   *Oratec Interventions Inc. ...................         874
                                                             ----------

              MISCELLANEOUS MANUFACTURING
                INDUSTRIES (2.7%)
    36,300   *MMC Networks Inc. ...........................       1,940
     9,400   *Plantronics Inc. ............................       1,086
                                                              ----------
                                                                  3,026
                                                              ---------
              RETAIL (3.5%)
    37,400   *Buca Inc. ...................................         584
    30,100   *Dollar Tree Stores ..........................       1,191
    60,800   *Tuesday Morning Corp. .......................         638
    42,400   *Zale Corp. ..................................       1,548
                                                             ----------
                                                                  3,961
                                                             ----------
                                                                 26,192
                                                             ----------
              ENERGY
              OIL & GAS EXPLORATION (5.1%)
    20,900   *BJ Services .................................       1,306
    56,300   *Core Laboratories ...........................       1,633
   264,400   *Gulf Canada Resources Ltd. ..................       1,272
    21,800   *Universal Compression
                  Holdings ................................         730
    34,900   *Veritas DGC Inc. ............................         907
                                                             ----------
                                                                  5,848
                                                               --------


NUMBER                                                          VALUE
OF SHARES                      SECURITY                        (000'S)
---------                      --------                        -------

                               TUDOR (continued)

              INTERMEDIATE GOODS & SERVICES
              BASIC INDUSTRIES (2.4%)
    31,950   *Anadigics Inc. ...............................     $1,088
    37,400    OM Group Inc. ...............................       1,646
                                                               --------
                                                                  2,734
                                                                --------

              BUSINESS SERVICES (1.0%)
    61,200   *Interim Services ............................       1,086
                                                               --------

              TRANSPORTATION (1.9%)
    44,300   * America West
                   Holdings Corp. Cl B ....................         759
    37,100    Skywest Inc. ................................       1,375
                                                               --------
                                                                  2,134
                                                               --------
                                                                  5,954
                                                               --------

               INTEREST SENSITIVE
               BANKS (2.5%)
    28,635    Commerce Bancorp ............................       1,317
    11,400   *Commerce One Inc. ...........................         517
    52,815    Washington Federal Inc. .....................         964
                                                               --------
                                                                  2,798
                                                               --------

               HOMEBUILDING (2.0%)
    51,000    Del Webb Corp. ..............................         781
    31,300   *Dycom Industries Inc. .......................       1,440
                                                               --------
                                                                  2,221
                                                               --------

               OTHER (5.8%)
    27,800   *Affiliated Managers Group ...................       1,265
    31,180    BRE Properties ..............................         900
    45,500   *Power Integrations ..........................       1,072
    42,000    Titan Corp. .................................       1,880
    43,233    Waddell & Reed Financial ....................       1,419
                                                               --------
                                                                  6,536
                                                               --------

               SCHOOLS (1.6%)
    37,800   *Career Education Corp. ......................       1,833
                                                               --------
                                                                 13,388
                                                               --------

               TOTAL COMMON STOCK
                 (Cost $72,537) ............................    102,604
                                                               --------


                       See notes to financial statements

                                                                          Page 9


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                            VALUE
(000'S)                         SECURITY                          (000'S)
-------                         --------                          -------

                               TUDOR (CONTINUED)

               EURODOLLAR DEPOSIT (8.7%)
                 (Cost $9,791)
    $9,791     Societe Generale Bank
                  6.480% Due 7/3/00 .........................    $9,791

               TOTAL INVESTMENTS (99.6%)
                 (Cost $82,328) .............................   112,395

               OTHER ASSETS IN EXCESS OF
                 LIABILITIES (0.4%) ..........................      448
                                                               --------

               TOTAL NET ASSETS (100%) ....................... $112,843
                                                               ========

*  Non-income producing security.
#  Security out on loan.





NUMBER                                                          VALUE
OF SHARES                           SECURITY                   (000'S)
---------                           --------                   -------

                                GROWTH & INCOME

               COMMON STOCKS (97.1%)
               CAPITAL GOODS
               BROADCASTING / ADVERTISING (18.3%)
   180,000   *AT&T Corp. Liberty
              Media Cl A ..................................  $    4,365
    60,000    Nokia Corp. ADR .............................       2,996
    50,000    Nortel Networks Corp. .......................       3,412
    50,000   *Sprint PCS Group ............................       2,975
    41,200    Time Warner Inc. ............................       3,131
    60,000   *Viacom Inc. Cl B ............................       4,091
    70,650   *WorldCom Inc. ...............................       3,241
                                                               --------
                                                                 24,211
                                                               --------

               COMPUTER SOFTWARE &
                SERVICES (16.5%)
    80,000   *Cisco Systems Inc. .........................       5,085
       500   *ONI Systems Corp. ..........................          59
    66,700   *Oracle Systems .............................       5,607
       300   *StorageNetworks Inc. .......................          27
    30,000   *Sun Microsystems Inc. ......................       2,728
    50,000   *Tellabs Inc. ...............................       3,422
    70,000    Texas Instruments, Inc. ....................       4,808
                                                               --------
                                                                21,736
                                                               --------

               ELECTRONICS (5.3%)
    50,000   *Applied Materials Inc. ......................       4,531
    20,000   *Applied Micro Circuits Corp. ................       1,975
    10,000   *Exfo Electro-Optical
              Engineering Inc. ............................         439
       900   *Marvell Technology Group Ltd. ...............          51
                                                               --------
                                                                  6,996
                                                               --------

              OTHER CAPITAL GOODS (7.3%)
    30,000   *Emerson Electric Co. ........................       1,811
   103,500   General Electric Corp. .......................       5,485
    40,000   *National Semiconductor ......................       2,270
                                                               --------
                                                                  9,566
                                                               --------

              TECHNOLOGY (6.9%)
    25,000    Corning Inc. ................................       6,747
    20,000    *JDS Uniphase Corp. .........................       2,398
                                                                  9,145
                                                               --------
                                                                 71,654
                                                               --------
              CONSUMER
              HEALTH CARE (7.3%)
    50,000    Baxter International ........................       3,516
   100,000    Pfizer Inc. .................................       4,800
    25,000    Pharmacia Corp. .............................       1,292
                                                               --------
                                                                  9,608
                                                               --------

              RESTAURANTS (2.2%)
    90,000    McDonald's Corp. ............................       2,964
                                                               --------



                       See notes to financial statements.


Page 10





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)

NUMBER                                                          VALUE
OF SHARES                           SECURITY                   (000'S)
---------                           --------                   -------


                           GROWTH & INCOME (continued)

              OTHER CONSUMER (7.6%)
   100,000    Carnival Corp. ..............................  $    1,950
    66,000    Colgate-Palmolive Co. .......................       3,952
    50,000   *Costco Wholesale Corp. ......................       1,650
    96,000    Philip Morris Companies Inc. ................       2,550
                                                               --------
                                                                 10,102
                                                               --------
                                                                 22,674
                                                               --------
              OTHER CONSUMER
              NON-DURABLES (3.5%)
    45,000    Johnson & Johnson ...........................       4,584

              NATURAL RESOURCES
              ENERGY & Related (3.8%)
    60,000    Burlington Resources Inc. ...................       2,295
    66,100    Williams Cos Inc. ...........................       2,756
                                                               --------
                                                                  5,051
                                                               --------

              REAL ESTATE
              INVESTMENT TRUSTS
              COMMERCIAL & INDUSTRIAL (1.4%)
    80,000    Duke Weeks Realty Investors Inc. ............       1,790

              INTEREST SENSITIVE
              BANKS (3.5%)
   100,000    Bank of New York Inc. .......................       4,650

              INSURANCE (3.6%)
    40,000    American International Group Inc. ...........       4,700

              OTHER (9.9%)
    60,000    American Express Co. ........................       3,128
    75,000    Charles Schwab Corp. ........................       2,522
    50,000    Federal Home Loan
              Mortgage Corp. ..............................       2,025
    40,000    Federal National Mortgage
              Association .................................       2,088
    37,500    Providian Financial .........................       3,375
                                                               --------
                                                                 13,138
                                                               --------
                                                                 22,488
                                                               --------
               TOTAL COMMON STOCKS
                (Cost $82,939) ............................     128,241

PRINCIPAL
AMOUNT                                                            VALUE
(000'S)                         SECURITY                          (000'S)
-------                         --------                          -------


                           GROWTH & INCOME (continued)

               EURODOLLAR DEPOSIT (3.2%)
                (Cost $4,221)
    $4,221     Societe Generale Bank
                 6.400% Due 7/3/00 ..........................     4,221
                                                               --------

               TOTAL INVESTMENTS (100.3%)
                 (Cost $87,160) .............................  $132,462

               LIABILITIES IN EXCESS OF
                 OTHER ASSETS (-0.3%) .......................     (347)
                                                               --------

               TOTAL NET ASSETS (100.0%) ..................... $132,115
                                                               ========

        *  Non-income producing security.





                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)



NUMBER                                                          VALUE
OF SHARES                           SECURITY                   (000'S)
---------                           --------                   -------

                              QUANTITATIVE EQUITY

               COMMON STOCK (100.0%)
               COMMERCIAL SERVICES (0.6%)
     7,450    Viad Corp. ..................................  $      203
                                                               --------

              CONSUMER CYCLICALS (6.2%)
     9,750    Brunswick Corp. .............................         161
     6,150   *Federated Department Stores .................         208
    10,050    Ford Motor Co. ..............................         432
     8,050   *Jack in the Box Inc. ........................         198
     4,950    Lowe's Companies Inc. .......................         203
     8,450    TJX Companies Inc. ..........................         158
    10,000    Wal Mart Stores Inc. ........................         576
     7,950    Walt Disney Co. .............................         309
                                                               --------
                                                                  2,245
                                                               --------

              CONSUMER NON-CYCLICALS (5.8%)
     3,550    Anheuser- Busch Companies Inc. ..............         265
     2,900   *Best Buy Inc. ...............................         183
     4,700    Best Foods ..................................         325
     5,300    PepsiCo Inc. ................................         236
    12,600    Philip Morris Companies Inc. ................         335
     4,700    Proctor & Gamble Co. ........................         269
     3,400    Quaker Oats .................................         255
     3,800    Target Corp. ................................         220
                                                               --------
                                                                  2,088
                                                               --------

              CONSUMER SERVICES (6.6%)
     9,600    Comcast Corp. Cl A ..........................         389
     1,700    Corning Inc. ................................         459
     3,750    Eastman Kodak Co. ...........................         223
     7,400    Sears Roebuck & Co. .........................         241
    13,550    Supervalu Inc. ..............................         258
     6,050    Time Warner Inc. ............................         460
     6,500    Young & Rubicam Inc. ........................         372
                                                               --------
                                                                  2,402
                                                               --------

              ELECTRONICS (3.2%)
     2,650   *Altera Corp. ................................         270
     3,300   *Analog Devices Inc. .........................         251
     4,350   *Applied Materials Inc. ......................         394
     3,500   *Teradyne Inc. ...............................         257
                                                               --------
                                                                  1,172
                                                               --------

              ENERGY (6.5%)
     6,700    Coastal Corp. ...............................         408
     7,900    Exxon Mobil Corp. ...........................         620
    15,650    Occidental Petroleum Corp. ..................         330
    14,350    PP&L Resources Inc. .........................         315
     6,550    Royal Dutch Petroleum Co. ADR ...............         403
    11,900    USX-Marathon Group ..........................         298
                                                               --------
                                                                  2,374
                                                               --------



NUMBER                                                          VALUE
OF SHARES                           SECURITY                   (000'S)
---------                           --------                   -------

                        QUANTITATIVE EQUITY (continued)

              FINANCE (11.8%)
     3,400    AMBAC Financial Group Inc. ..................  $      186
     4,500    American International Group ................         529
    13,950    Citigroup Inc. ..............................         840
     5,550    Comerica Inc. ...............................         249
     5,250    Federal National Mortgage
              Association .................................         274
    10,700    Firstar Corp. ...............................         225
    12,000    Fleet Boston Financial Group Inc. ...........         408
    22,150    Hibernia Corp. Cl A .........................         241
     9,300    Household International Inc. ................         387
     2,750    Merrill Lynch & Co. Inc. ....................         316
     8,700    PNC Bank ....................................         408
     5,150    Paine Webber Group Inc. .....................         234
                                                               --------
                                                                  4,297
                                                               --------

              FOREST PRODUCTS & Paper (0.4%)
     5,500    Georgia Pacific Co. .........................         144
                                                               --------


              FURNITURE & FIXTURES (0.7%)
     9,350    Newell Rubbermaid Inc. ......................         241
                                                               --------


              HEALTH CARE (12.7%)
     5,800    Cardinal Health Inc. ........................         429
     6,200    E I DuPont De Nemours & Co. .................         271
     3,900    Eli Lilly & Co. .............................         390
     4,900    Johnson & Johnson Co. .......................         499
     9,200    Merck & Co. Inc. ............................         705
    36,100    Pfizer Inc. .................................       1,733
     7,600    Schering-Plough Corp. .......................         384
     3,050   *Wellpoint Health Networks ...................         221
                                                               --------
                                                                  4,632
                                                               --------

              INDUSTRIAL (7.1%)
     5,900    Cooper Industries Inc. ......................         192
     8,250   *Cytec Industries Inc. .......................         204
    29,950    General Electric Corp. ......................       1,587
     9,250    Sherwin - Williams Co. ......................         196
     8,750    Tyco International ..........................         415
                                                               --------
                                                                  2,594
                                                               --------

              INSURANCE AGENTS (0.5%)
     4,300    MGIC Investment Corp. .......................         196
                                                               --------

              TECHNOLOGY (29.0%)
    11,050   *ADC Telecommunications Inc. .................         927
    11,500   *Andrew Corp. ................................         386
    20,450   *Cisco Systems ...............................       1,300
     4,950    Computer Associates
              International ...............................         253




                       See notes to financial statements


Page 12




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


NUMBER                                                          VALUE
OF SHARES                           SECURITY                   (000'S)
---------                           --------                   -------

                         QUANTITATIVE EQUITY (continued)

     8,050   *Dell Computer Corp. .........................  $      397
     6,750   *EMC Corp. ...................................         519
     7,550    First Data Corp. ............................         375
     7,200    Harris Corp. ................................         236
     5,700    Hewlett Packard Co. .........................         712
     8,850    Intel Corp. .................................       1,183
    15,050   *Microsoft Corp. .............................       1,204
     7,150   *Oracle Corporation ..........................         601
     7,250    Scientific Atlanta Inc. .....................         540
     2,250   *Siebel Systems Inc. .........................         368
     8,950   *Sun Microsystems Inc. .......................         814
     4,700    Texas Instruments Inc. ......................         323
     6,550    United Technologies Corp. ...................         386
                                                               --------
                                                                 10,524
                                                               --------
              TELECOMMUNICATIONS (4.7%)
    15,050    BellSouth Corp. .............................         642
    12,000    SBC Communications ..........................         519
    11,700   *Worldcom Inc. ...............................         537
                                                               --------
                                                                  1,698
                                                               --------

              TRANSPORTATION (0.8%)
     5,550    Delta Airlines Inc. .........................         281
     1,316    Visteon Corp. ...............................          16
                                                               --------
                                                                    297
                                                               --------

               UTILITIES (3.4%)
    12,550    Bell Atlantic Corp. .........................         638
     9,750    Constellation Energy Group ..................         317
     5,250    Transocean Sedco Forex Inc. .................         281
                                                               --------
                                                                  1,236
                                                               --------
               TOTAL INVESTMENTS (100.0%)
                  (Cost $31,654) ..........................      36,343

               OTHER ASSETS IN EXCESS OF
                 LIABILITIES (0.0%) .......................          10
                                                               --------
                   TOTAL NET ASSETS (100.0%) ..............     $36,353
                                                               ========

*   Non-income producing security.



NUMBER                                                          VALUE
OF SHARES                           SECURITY                   (000'S)
---------                           --------                   -------

                                 INTERNATIONAL

              COMMON STOCKS (98.6%)
              AUSTRALIA (3.6%)
       985    Brambles Industries Ltd. ....................  $       30
     7,727    BRL Hardy Ltd. ..............................          33
     4,576    Broken Hill Proprietary Co. .................          54
     2,800    National Australia Bank, Ltd. ...............          47
     6,246    News Corporation Ltd. .......................          86
     4,744   *Westpac Banking .............................          34
                                                               --------
                                                                    284
                                                               --------

              FINLAND (3.0%)
     4,573    Nokia .......................................         233
                                                               --------

              FRANCE (12.0%)
       725    AXA .........................................         114
     1,325    Alcatel .....................................          87
       672    Aventis .....................................          48
       809    BNP Paribas .................................          78
       658    Carrefour Supermarche .......................          45
       252    Christian Dior ..............................          57
       197    Credit Commerce .............................          27
       380    Equant NV ...................................          15
       347    France Telecom SA ...........................          49
        99    L' Oreal ....................................          86
     1,604    Rhodia SA ...................................          27
     1,328    Sonera OYJ ..................................          61
       881    Total Fina SA - B ...........................         135
       320    TV Francaise ................................          22
     1,077    Vivendi .....................................          95
                                                               --------
                                                                    946
                                                               --------

               GERMANY (7.8%)
       302   *Allianz AG ..................................         109
     1,240    Bayer AG ....................................          48
       256    Deutsche Pfandbrief & Hypobk ................          26
     2,563    Deutsche Telekom AG .........................         146
       909    Deutsche Bank AG ............................          75
       692    E.ON AG .....................................          34
       209    Fresenius AG ................................          48
       117    SAP AG - Vorzug .............................          22
       695    Siemens AG ..................................         104
                                                               --------
                                                                    612
                                                               --------

               HONG KONG (1.9%)
     4,000   *China Telecom ...............................          35
     8,000    CLP Holdings Ltd. ...........................          37
     7,000    Swire Pacific Ltd. `A' ......................          41
     5,000    Television Broadcasts Ltd. ..................          34
                                                               --------
                                                                    147
                                                               --------

               IRELAND (0.3%)
     1,388    *CRH PLC ....................................          25
                                                               --------




                       See notes to financial statements


                                                                       Page 13


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)



NUMBER                                                          VALUE
OF SHARES                           SECURITY                   (000'S)
---------                           --------                   -------

                            INTERNATIONAL (continued)

              ITALY (1.9%)
     4,000    Banca Fideuram SPA ..........................  $       61
    16,000    Benetton Group SPA ..........................          33
    11,600    Unicredito Italiano SPA .....................          56
                                                               --------
                                                                    150
                                                               --------

              JAPAN (26.5%)
       200    Advantest Corp. .............................          45
     7,000    Asahi Bank Ltd. .............................          29
     3,000    Asahi Chemical Industry Co. .................          21
     1,100    Asatsu-DK Inc. ..............................          45
     6,000    Bank of Tokyo - Mitsubishi Ltd. .............          72
       400    Benesse Corporation .........................          28
     1,000    Canon Inc. ..................................          50
     1,000    Chugai Pharmaceutical .......................          19
     2,000    Dai Nippon Printing Co. Ltd. ................          35
       500    Fanuc Ltd. ..................................          51
     3,000    *Fuji Heavy Industries ......................          22
     2,000    Fuji Photo Film .............................          82
     2,000    Fujitsu Limited .............................          69
     2,000    Honda Motor Co. Ltd. ........................          68
     5,000    Industrial Bank of Japan ....................          38
     1,000    Ito-Yokado Co. ..............................          60
     1,000   *Kao Corp. ...................................          31
     2,000    Kokusai Securities ..........................          28
       400    Kyocera Corp. ...............................          68
     3,000    Matsushita Electric Industrial Co. ..........          78
     5,000    Mitsubishi Corp. ............................          45
       900    Namco Ltd. ..................................          32
        11    Nippon Telegraph & Telephone Corp. ..........         146
     3,000    Nomura Securities Co. .......................          73
     3,000    NSK Limited .................................          26
         2    NTT Data Corp. ..............................          21
     2,000    Olympus Optical Co. Ltd. ....................          36
       200    Rohm Company Ltd. ...........................          58
       100    Ryohin Keikaku ..............................          13
     7,000    Sakura Bank Ltd. ............................          48
     1,000    Shin - Etsu Chemical Co. ....................          51
       400    Softbank Corp. ..............................          54
     1,100    Sony Corp. ..................................         103
     1,000    Takeda Chemical Industries ..................          66
       400    Takefuji Corporation ........................          48
     3,000    Tokio Marine & Fire Insurance ...............          35
     2,600    Tokyo Electric Power Co. ....................          63
     5,000    Toshiba Corporation .........................          56
     2,000    Toyota Motor Co. ............................          91
     1,000    Yamanouchi Pharmaceutical Co. ...............          55
     1,000    Yamato Transport Co. Ltd. ...................          25
                                                               --------
                                                                  2,084
                                                               --------


NUMBER                                                          VALUE
OF SHARES                           SECURITY                   (000'S)
---------                           --------                   -------
                            INTERNATIONAL (continued)

              NETHERLANDS (7.9%)
     3,860    ABN-AMRO Holding NV .........................  $       95
     1,204    Aegon NV ....................................          43
       954    Hagemeyer NV ................................          26
     1,000   *Heineken ....................................          61
     1,930    ING Groep NV ................................         130
     1,235    Koninklijke KPN NV ..........................          55
       500    Koninklijke Numico NV .......................          24
     1,648    Philips Electronics .........................          78
     1,381    StMicroelectronics ..........................          87
       480    Vnu - Ver Ned Uitgev Ver Bezit ..............          25
                                                               --------
                                                                    624
                                                               --------

              PORTUGAL (0.5%)
     3,700    Portugal Telecom SA .........................          42
                                                               --------

              SINGAPORE (0.9%)
     2,000    Singapore Press Holdings, Ltd. ..............          31
    27,000    Singapore Tech Engineering ..................          40
                                                               --------
                                                                     71
                                                               --------

              SPAIN (2.8%)
     4,713   *Banco Bilbao Vizcaya ........................          70
     2,806    Endesa - Empresa NAC Electric ...............          54
     4,524   *Telefonica S.A ..............................          97
                                                               --------
                                                                    221
                                                               --------

        Sweden (3.1%)
       870    Atlas Copco AB CI B .........................          16
     8,487    Ericsson LM - B .............................         168
     2,974    Hennes & Mauritz AB Cl B ....................          62
                                                               --------
                                                                    246
                                                               --------

              SWITZERLAND (6.8%)
        69    Adecco SA ...................................          59
       276    Credit Suisse Group .........................          55
         7   *Givaudan ....................................           2
        65    Nestle SA ...................................         130
        91    Novartis AG .................................         144
         7    Roche Holding AG - Genuss ...................          68
       162    Zurich Allied ...............................          80
                                                               --------
                                                                    538
                                                               --------

              UNITED KINGDOM (19.6%)
     1,077    Astrazeneca .................................          50
     2,515    Barclays ....................................          62
    25,495    BP Amoco ....................................         245
       339   *British Aerospace PFD .......................           1
     7,641    British Telecom .............................          99
     1,955    CGNU ........................................          32
       632   *Colt Telecom Group ..........................          21
     4,889    Compass Group ...............................          64




                       See notes to financial statements


Page 14


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)



NUMBER                                                          VALUE
OF SHARES                           SECURITY                   (000'S)
---------                           --------                   -------

                            INTERNATIONAL (continued)

     2,955    GKN .........................................  $       38
     4,963    Glaxo Wellcome ..............................         145
     6,217    Hays ........................................          35
    10,585    HSBC Holdings ...............................         121
     2,493    Rio Tinto ...................................          41
     4,218    Sage Group ..................................          34
    17,455    Shell Transport & Trading ...................         146
     7,403    Smithkline Beecham ..........................          97
    11,480    Tesco .......................................          36
     6,872    Unilever ....................................          41
    50,308    Vodafone Group ..............................         203
     2,515    WPP Group ...................................          37
                                                               --------
                                                                  1,548
                                                               --------
               TOTAL COMMON STOCKS
                   (Cost $7,458) ...........................      7,771
                                                               --------

PRINCIPAL
AMOUNT
(000's)
-------
               CONVERTIBLE BONDS
               JAPAN (0.9%)
                (Cost $51)
        $70    Sumitomo Bank International
                  Finance 0.750% Due 5/31/01 ................        73
                                                               --------

               TOTAL INVESTMENTS (99.5%)
                 (Cost $7,509) ..............................     7,844

               OTHER ASSETS IN EXCESS
                 OF LIABILITIES (0.5%) ......................        36
                                                               --------

               TOTAL NET ASSETS (100.0%) ....................    $7,880
                                                               ========

        *       Non-income producing security.


--------------------------------------------------------------------------------
                               INTERNATIONAL FUND
                             INDUSTRY CONCENTRATIONS

      % OF NET                                                   VALUE
      ASSETS                                                    (000'S)
      ------                                                    -------

      18.5%   Telecommunication Services ..................  $    1,457
      10.8%   Banks .......................................         852
       7.3%   Pharmaceuticals .............................         578
       6.7%   Energy ......................................         525
       6.3%   Food and Beverage ...........................         499
       5.2%   Insurance ...................................         414
       4.8%   Capital Goods ...............................         378
       4.2%   Diversified Financials ......................         333
       4.1%   Technology ..................................         327
       4.1%   Commercial Retail ...........................         320
       3.8%   Consumer Durables ...........................         296
       3.6%   Electronics .................................         283
       3.5%   Media .......................................         279
       3.5%   Consumer Services ...........................         276
       2.8%   Automobile ..................................         219
       1.9%   Health Care .................................         149
       1.7%   Computer Software ...........................         131
       1.5%   Household & Personal Products ...............         116
       1.2%   Hotel, Restaurants & Resorts ................          97
       0.9%   Transportation ..............................          73
       0.8%   Utilities ...................................          63
       0.6%   Building Products ...........................          48
       0.6%   Wholesale Distributors ......................          45
       0.5%   Engineering .................................          40
       0.4%   Business Services ...........................          30
       0.2%   Machinery ...................................          16
      99.5%   Total Investments ...........................       7,844

              Other Assets in Excess
       0.5%    of Liabilities .............................          36
     -----                                                       ------
     100.0%   Total Net Assets ............................      $7,880
     =====                                                       ======

--------------------------------------------------------------------------------



                       See notes to financial statements

                                                                       Page 15






WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                            VALUE
(000'S)                         SECURITY                          (000'S)
-------                         --------                          -------

                                   CORE BOND

               LONG-TERM SECURITIES
               ASSET BACKED SECURITIES (1.7%)
                  (Cost $2,142)
               CREDIT CARDS (1.7%)
    $2,120     *American Express Master Trust
                  Series 1998-1 Class A
                  5.900% Due 4/15/04 ..........................  $2,056
                                                               --------

               CORPORATE DEBENTURES (39.1%)
               BANKS (6.4%)
     2,000     BankBoston Corp.
                 6.125% Due 3/15/02 ............................  1,952
     1,000     Bayerische Hypo-Vereinsbank
                 8.741% Due 6/30/31 (B)(D) .....................    925
     1,350     Chase Manhattan Corp.
                 7.625% Due 1/15/03 ............................  1,357
       460     Dresdner Funding Trust I
                 8.151% Due 6/30/31 (B) ........................    403
     2,000     HSBC Capital Funding LP
                 10.176% Due 12/31/49 (B)(D) ...................  2,147
     1,160     Nordbanken
                 8.950% Due 11/29/49 (B)(D) ....................  1,158
                                                                -------
                                                                  7,942
                                                                -------

               FINANCE (17.0%)
     2,900     Abbey National Capital Trust
                 8.963% Due 12/29/49 (B)(D) ....................  2,878
     3,350     American General Finance Corp.
                 5.750% Due 11/1/03 ............................  3,166
        55     Aristar Inc.
                 6.000% Due 8/1/01 .............................     54
       150     Associates Corp. NA
                 5.750% Due 11/1/03 ............................    143
     1,000     Bear Stearns Co. Inc.
                 7.625% Due 12/7/09 ............................    952
       350     Beneficial Corp.
                 6.270% Due 1/9/02 .............................    345
     1,735     Beneficial Corp.
                 6.250% Due 2/18/03 ............................  1,682
        50     Commercial Credit Corp.
                 6.875% Due 5/1/02 .............................     49
     1,700     Ford Motor Credit Corp.
                 8.200% Due 2/15/02 ............................  1,717
     2,000     Ford Motor Credit Corp.
                  5.750% Due 2/23/04 ...........................  1,884
     1,200     Ford Motor Credit Corp.
                  7.375% Due 10/28/09 ..........................  1,161
     1,500     GMAC
                  6.650% Due 11/15/05 ..........................  1,434
     1,040     Goldman Sachs Group Inc.
                  7.800% Due 1/28/10 ...........................  1,029

PRINCIPAL
AMOUNT                                                            VALUE
(000'S)                         SECURITY                          (000'S)
-------                         --------                          -------
                             CORE BOND (continued)

    $1,200     Lehman Brothers Holdings Inc.
                  8.250% Due 6/15/07 ........................... $1,201
     2,110     Morgan Stanley Dean Witter
                  5.625% Due 1/20/04 ...........................  1,990
     1,310     Morgan Stanley Dean Witter
                  7.750% Due 6/15/05 ...........................  1,319
        50     Salomon Smith Barney Holdings
                  5.875% Due 2/1/01 ............................     50
                                                               --------
                                                                 21,054
                                                               --------

               INDUSTRIAL (5.3%)
       390     DaimlerChrysler NA Holdings
                  6.630% Due 9/21/01 ...........................    387
     2,000     Liberty Media Group
                  8.250% 2/1/30 ................................  1,846
     2,000     Petroleum Geo-Services
                  8.150% Due 7/15/29 (B) .......................  1,884
     2,400     Time Warner Entertainment
                  8.375% Due 3/15/23 ...........................  2,430
                                                               --------
                                                                  6,547
                                                               --------

               INSURANCE (1.3%)
     1,630     GE Global Insurance
                  7.750% Due 6/15/30 ...........................  1,617
                                                               --------

               REAL ESTATE INVESTMENT
                 TRUST (2.9%)
     3,590     *CarrAmerica Realty Corp.
                 6.250% Due 10/1/00 ............................  3,577
                                                               --------

               TELECOMMUNICATIONS (5.2%)
     2,570     Deutsche Telekom
                 International Finance
                 7.750% Due 6/15/05 ............................  2,589
     2,925     Deutsche Telekom
                 International Finance
                 8.250% Due 6/15/30 ............................  2,975
       850     US West Communications
                 7.200% Due 11/1/04 (B) ........................    835
                                                               --------
                                                                  6,399
                                                               --------

               UTILITY (1.0%)
     1,340     ENDESA
                 8.500% Due 4/1/09 ............................   1,298
                                                               --------
               Total Corporate Debentures
                 (Cost $48,923) ...............................  48,434
                                                               --------

               U.S. GOVERNMENT
                 OBLIGATIONS (3.2%)
               U.S. TREASURY NOTES (1.9%)
       545    *5.875% Due 11/15/04 ............................     537
     1,790     6.500% Due 2/15/10 .............................   1,851
                                                               --------
                                                                  2,388



                       See notes to financial statements


Page 16





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                            VALUE
(000'S)                         SECURITY                          (000'S)
-------                         --------                          -------

                              CORE BOND (continued)

               U.S. TREASURY STRIPS (1.3%)
    $3,295     Zero Coupon Due 2/15/15 ........................  $1,333
     1,070     Zero Coupon Due 8/15/26 ........................     225
                                                               --------
                                                                  1,558
                                                               --------
               TOTAL U.S. GOVERNMENT
                OBLIGATIONS
                (Cost $3,906) .................................   3,946
                                                               --------

               MORTGAGE PASS THROUGH SECURITIES (45.7%)
               FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (FANNIE MAE) (19.2%)
     4,060     7.000% Due 8/1/15 (C) ..........................   3,979
     7,460     7.500% Due 8/1/15 (C) ..........................   7,427
    11,565     8.000% Due 7/1/30 (C) ..........................  11,612
       693     9.000% Due 11/1/10 .............................     710
                                                               --------
                                                                 23,728
                                                               --------

               GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION (GINNIE MAE) (19.2%)
     6,639     6.500% Due 2/15/24-10/15/24 (E) ................   6,337
     1,483     7.500% Due 9/15/07 .............................   1,500
     1,601     8.000% Due 9/15/17-11/15/17 ....................   1,633
     6,760     8.000% Due 7/1/30 (C) ..........................   6,830
     3,349     8.500% Due 3/15/17-12/15/17 ....................   3,455
     3,995     8.500% Due 7/1/30 (C) ..........................   4,091
                                                               --------
                                                                 23,846
                                                               --------
               OTHER (7.3%)
     1,425     Chase Commercial Mortgage
                 Securities Co.
                 Series 2000-2 Class A2
                 7.631% Due 6/15/10 ...........................   1,435
     2,510     LB-UBS Commercial Mortgage Trust
                 Series 2000-C3 Class A2
                 7.950% Due 1/15/10 ...........................   2,582
     1,050     Morgan Stanley Capital
                 Series 1998-XL1 - Class A3
                 6.480% Due 6/3/30 ............................     993
     1,830     PNC Mortgage Securities Corp.
                 Series 2000-C1 Class A2
                 7.610% Due 2/15/10 ...........................   1,835
     2,191     TIAA Retail Holdings
                 Commercial Mortgage Trust
                 Series 1999 - 1 Class A
                 7.170% Due 4/15/08 (B) .......................   2,169
                                                               --------
                                                                  9,014
                                                               --------
               TOTAL MORTGAGE PASS THROUGH
                SECURITIES
                (Cost $56,669) ................................  56,588
                                                               --------


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                        -------

                              CORE BOND (continued)
               NON-MORTGAGE PASS THROUGH NOTES (14.4%)
      $325     FEDERAL HOME LOAN MORTGAGE
                 CORP. (FREDDIE MAC) (0.2%)
               7.000% Due 3/15/10 .............................    $323
                                                               --------

               FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (FANNIE MAE) (14.2%)
     10,945   *7.125% Due 3/15/07 .............................  10,966
     6,540    *7.125% Due 6/15/10 .............................   6,566
                                                               --------
                                                                 17,532
                                                               --------

               TOTAL NON-MORTGAGE PASS
               THROUGH SECURITIES
                 (Cost $17,518) ...............................  17,855
                                                               --------

               SHORT-TERM SECURITIES
               ASSET BACKED SECURITIES (15.6%)
               CREDIT CARDS (4.6%)
     1,790    *Discover Card Master Trust I
                  Series 1999-3 Class A
                  6.761% Due 9/15/04 (A) ......................   1,793
                                                               --------
     1,220    *Discover Card Master Trust I
                 Series 1997-1 Class A
                 6.741% Due 2/16/05 (A) .......................   1,220
                                                               --------
     1,000     First USA Bank
                 Series 1995-5 Class A
                 6.733% Due 4/15/03 (A) .......................   1,000
                                                               --------
     1,550    *Peoples Master Credit Card Trust
                 Series 1997-2 Class A
                 6.015% Due 4/15/05 (A) .......................   1,548
                                                               --------
       145     Wachovia Credit Card Master Trust
                 Series 1995-1 Class A
                 6.821% Due 3/15/03 (A) .......................     145
                                                               --------
                                                                  5,706
                                                               --------

               FINANCE (5.7%)
     2,315    *Bear Stearns Co. Inc.
                 7.125% Due 3/28/03 (A) .......................   2,311
     1,560    *Ford Motor Credit Corp.
                 6.968% Due 3/17/03 (A) .......................   1,558
     1,825    *GMAC
                 6.540% Due 4/7/04 (A) ........................   1,841
       670     Goldman Sachs Group Inc.
                 6.799% Due 11/19/01 (A) ......................     670
        685    Lehman Brothers
                  6.690% Due 4/4/03 (A) .......................     684
                                                               --------
                                                                  7,064
                                                               --------

               REAL ESTATE INVESTMENT TRUST (5.3%)
     2,000     General Motors Pension Trust
                 Series 1999- C1A Class A
                 7.051% Due 8/15/04 (A)(B)                        2,000



                       See notes to financial statements


                                                                Page 17




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                           VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                              CORE BOND (continued)

    $2,020     JP Morgan Commercial
                 Mortgage Finance Corp.
                 Series 2000-FL1 Class A
                 6.931% Due 4/15/10 (A)(B) ...................   $2,020
     2,600     Mall Asset Realty Trust
                 Series 1999-1 Class A
                 7.005% Due 12/13/01 (A)(B) ..................    2,600
                                                               --------
                                                                  6,620
                                                               --------
               TOTAL ASSET BACKED SECURITIES
                 (Cost $19,374) ..............................   19,390
                                                               --------
               U.S. GOVERNMENT AGENCY
                  DISCOUNT NOTES (5.8%)
                  (Cost $7,141)
               Federal National Mortgage
                Association (Fannie Mae)
     7,200    *Zero Coupon Due 8/16/00 .......................    7,141
                                                               --------

               REPURCHASE AGREEMENT (3.6%)
                (Cost $4,508)
        4,508  SBC Warburg Inc. 6.480% Due 7/3/00
                 with maturity value of $4,510
                 (collateralized by $4,612
                 United States Treasury
                 Bond 6.875% Due 8/15/25) ....................    4,508
                                                               --------

               TOTAL INVESTMENTS (129.1%)
                 (Cost $160,181) .............................  159,918
                                                               --------

               LIABILITIES IN EXCESS OF
                 OTHER ASSETS (-29.1%) .......................  (36,080)
                                                               --------


               TOTAL NET ASSETS (100.0%) ..................... $123,838
                                                               ========

(A)     Adjustable rate security.
(B) SEC Rule 144A Security. Such security has limited markets and is traded among qualified institutional buyers.
(C)     When issued security.
(D)     Callable security.
(E)     Securities sold on a forward commitment basis.
        See Note 4
*       Securities segregated as collateral for TBA securities.



PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                          INTERMEDIATE MUNICIPAL BOND
               CALIFORNIA (3.4%)
      $65      California Educational Facilities
                 Authority Revenue Refunding
                 College of Chiropractic
                 4.700% Due 11/1/01 ..........................      $65

       500     Sacramento County Sanitation
                 District Financing Revenue
                 Bonds Series A
                 5.200% Due 12/1/11 ..........................      514

               COLORADO (3.5%)
       100     Adams County Colorado
                 School District No. 12 Series D
                 General Obligation
                 (MBIA Insured )
                 5.450% Due 12/15/06 .........................      103

        45     Brighton Colorado
                 General Obligation
                 (FGIC Insured )
                 Zero Coupon Due 12/1/00 .....................       44

       295     Superior Metropolitan District
                 Number 2 Boulder County
                 Colorado
                 4.625% Coupon Due 12/1/13 ...................      286

       150     Westminster Colorado Multifamily
                 Revenue Refunding Housing
                 Oasis Wexford Apartments Project
                 5.350% Due 12/1/25 ..........................      151

               CONNECTICUT (0.9%)
       100     Connecticut State Health
                 & Education
                 Facilities Authority Revenue
                 Sacred Heart University Series D
                 5.300% Due 7/1/02 ...........................      101

        50     Stratford Connecticut
                 General Obligation Bond
                 (FGIC Insured)
                 7.000% Due 6/15/04 ..........................       54

               DISTRICT OF COLUMBIA (0.9%)
       145     District of Columbia
                 General Obligation Bond
                 Prerefunded Revenue
                 5.000% Due 6/1/01 ...........................      146


                       See notes to financial statements


Page 18





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                    INTERMEDIATE MUNICIPAL BOND (continued)

               FLORIDA (5.8%)
      $455     Pace Property Finance Authority
                 Florida Utility System Revenue
                 Refunding & Improvement
                 (AMBAC Insured)
                 5.100% Due 9/1/09 ...........................     $457

       500     St. John's County Florida
                 Water & Sewer Revenue
                 (MBIA Insured)
                 5.250% Due 6/1/10 ...........................      507

        10     St. Lucie County School Board
                 Certificates of Participation
                 Series A (AMBAC Insured)
                 7.250% Due 7/1/04 ...........................       10

               GEORGIA (5.7%)
       400     Georgia State Series D
                 General Obligation
                 6.700% Due 8/1/10 ...........................      452

       500     Savannah Georgia Economic
                 Development Authority Revenue
                 College of Art & Design Inc. Project
                 Revenue Bonds
                 5.800% Due 10/1/05 ..........................      504

               HAWAII (2.6%)
        450    Hawaii State Housing & Developing
                 Corporation Single Family
                 Mortgaging Revenue
                 4.750% Due 7/1/06 ...........................      444

               ILLINOIS (8.8%)
     1,000     Chicago Illinois O'Hare
                 International Airport
                 Refunding 2nd Lien - Series C
                 5.750% Due 1/1/09 ............................   1,045

       100     Cook County Illinois
                 College School District No. 99
                 (FGIC Insured)
                 8.400% Due 1/1/01 ............................     102

       100     Cook & DuPage Counties, Illinois
                 Combined School District B
                (FGIC Insured)
                 Zero Coupon Due 12/1/05 .......................     76

PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                    INTERMEDIATE MUNICIPAL BOND (continued)

      $265     Illinois Health Facilities
                 Authority Revenue Series A
                 (MBIA Insured)
                 7.900% Due 8/15/03 ...........................    $265

               INDIANA (1.5%)
       250     Marion County Indiana Hospital
                 Authority Hospital Facility Revenue
                 Methodist Hospital of Indiana
                 Escrowed to Maturity
                 6.500% Due 9/1/08 ...........................      255

               IOWA (0.6%)
       100     Iowa Student Loan
                 Liquidity Corporation
                 Student Loan Revenue
                 6.450% Due 3/1/02 ............................     102

               KENTUCKY (0.7%)
       120     Dayton Kentucky Elderly
                 Housing Speers Court
                 (FHA Insured)
                  5.350% Due 9/1/05 ...........................     121

               LOUISIANA (4.3%)
       630     New Orleans Louisiana
                 General Obligation Unlimited
                 Non-Callable
                 7.200% Due 11/1/08 ...........................     721

               MARYLAND (0.6%)
       100     Maryland State Community
                 Development
                 Administration Single Family
                 Program - 6th Series
                 6.200% Due 4/1/04 ............................     104

               MICHIGAN (5.1%)
        65     Ferris St. College
                 Special Obligation
                 7.500% Due 8/15/03 ...........................      67

       510     Michigan State Housing
                 Development
                 Authority Rental Housing
                 Revenue Series A
                 6.600% Due 4/1/12 .............................    530

       240     Michigan State Building Authority
                 Chippewa Correctional Facilities
                 Escrowed to Maturity
                 7.250% Due 10/1/04 ...........................    263


                       See notes to financial statements


                                                                         Page 19



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                    INTERMEDIATE MUNICIPAL BOND (continued)

               MINNESOTA (0.6%)
      $100     St. Paul Minnesota Port Authority
                 Commercial Development General
                 Revenue Fort Rd Med/Irvine
                 (Asset Guaranty Insured)
                 7.500% Due 9/1/02 ............................    $100

               NEBRASKA (1.4%)
       240     Nebraska Investment Finance
                 Authority Multifamily Revenue
                 Refunding Housing Wycliffe West
                 5.500% Due 12/1/25 ...........................     243

               NEVADA (0.7%)
       115     Nevada Housing Division
                 Single Family Program
                 5.500% Due 10/1/02 ...........................     116

               NEW JERSEY (3.4%)
        330    Arlington Arms Financing Corp.
                 New Jersey Mortgage Revenue
                 Arlington Arms Apartments
                 (FHA Insured)
                 10.250% Due 3/1/25 ...........................     334

       235     Gateway New Jersey Housing
                 Development Corporation
                 Revenue Bond Section 8
                 (FHA Insured)
                 10.500% Due 8/1/25 ...........................     239

               NEW YORK (3.6%)
       100     Hempstead Town New York
                 General Obligation, Series B
                 (AMBAC Insured)
                 6.500% Due 1/1/12 ............................     111

       500     New York State
                 General Obligation Unlimited
                 5.250% Due 7/15/12 ...........................     496

               NORTH CAROLINA (1.9%)
        300    Surry County North Carolina
                 Pollution Control Finance Authority
                 9.250% Due 12/1/02 ...........................     315

               OHIO (0.7%)
       100     Loveland Ohio School District
                 General Obligation
                 6.650% Due 12/1/15 ...........................     106

PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                    INTERMEDIATE MUNICIPAL BOND (continued)
       $20     Ohio Housing Financing Agency
                 Single Family Mortgage Revenue
                 Series 1985A (FGIC Insured)
                 Zero Coupon Due 1/15/15 .......................     $5

               OKLAHOMA (4.8%)
     1,625     Oklahoma County
                 Oklahoma Home Finance Authority
                 Single Family Refunding
                 Prerefunded
                 Zero Coupon Due 7/1/12 .......................     691

       115     Tulsa Oklahoma Metropolitan
                 Utility Authority Revenue
                 7.000% Due 2/1/03 ............................     117

               OREGON (3.2%)
       515     Oregon State Housing & Community
                 Services Single Family Mortgage
                 Series B
                 6.875% Due 7/1/28 ............................     532

               RHODE ISLAND (6.1%)
     1,000     Rhode Island Housing &
                 Mortgage Financial
                 Corp. Revenue Bonds
                 5.700% Due 7/1/07 ............................   1,027

               SOUTH CAROLINA (0.5%)
        70     Piedmont Municipal Power Agency
                 South Carolina Electric Revenue
                 Series A Escrowed to Maturity
                 (FGIC Insured)
                  6.125% Due 1/1/07 ..........................       75

               TEXAS (22.6%)
       500     Deer Park Texas Independent
                 School District School Building
                 6.375% Due 2/15/07 ..........................      538

       570     Edgewood Texas Independent
                 School District
                 Lease Revenue
                 4.700% Due 8/15/05 ..........................      552

       265     Lower Colorado River
                 Authority Revenue
                 6.250% Due 5/1/07 ............................     284


                       See notes to financial statements


Page 20





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                    INTERMEDIATE MUNICIPAL BOND (continued)

      $580     Mercedes Texas Independent
                 School District
                 4.900% Due 8/15/10 ..........................     $568

     1,000     Port of Houston Texas
                 General Obligation Bond
                 5.100% Due 10/1/11 ..........................      991

       400     San Antonio Texas
                 General Obligation Limited
                 5.650% Due 2/1/13 ...........................      409

       455     San Antonio Texas
                 General Obligation Limited
                 5.875% Due 2/1/15 ...........................      468

               UTAH (1.4%)
       215     Salt Lake City Utah Water
                 Conservancy District Revenue
                 Refunding Series A
                 Escrowed to Maturity
                 (MBIA Insured)
                 10.875% Due 10/1/02 .........................      231

               VIRGINIA (0.0%)
        30     Virginia State Housing
                 Development Authority
                 Multifamily Series A
                 Zero Coupon Due 11/1/17 .....................        6

               WASHINGTON (3.5%)
       250     Lynnwood Washington Water &
                 Sewer Revenue Refunding
                 (FGIC Insured)
                 6.000% Due 12/1/07 ..........................      265

       300     Washington State
                 Motor Vehicle Fuel Tax
                 Tax General Obligation
                 6.200% Due 3/1/08 ...........................      321


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                    INTERMEDIATE MUNICIPAL BOND (continued)

               WISCONSIN (1.8%)
      $300     Milwaukee County Wisconsin
                 General Obligation Unlimited
                 5.625% Due 4/1/12 ...........................     $308

               TOTAL INVESTMENTS (100.6%)
               (Cost $16,890) ................................  $16,937

               LIABILITIES IN EXCESS
                 OF OTHER ASSETS (-0.6%) ....................      (104)
                                                               --------
               TOTAL NET ASSETS (100.0%) ....................   $16,833
                                                               ========
--------------------------------------------------------------------------------

                        INTERMEDIATE MUNICIPAL BOND FUND
                             INDUSTRY CONCENTRATIONS

       % OF NET                                                  VALUE
        ASSETS                                                  (000'S)
         ------                                                  -------
       45.7%   General Obligation ...........................    $7,698
       23.7%   Housing Developments .........................     3,995
        8.7%   Water Supply .................................     1,460
        6.2%   Transportation ...............................     1,045
        5.7%   Municipal ....................................       967
        5.0%   Educational Services .........................       839
        4.4%   Medical - Hospital Management
                 & Services .................................       741
        1.2%   Electric Utilities ...........................       192
      -----                                                    --------
      100.6%   Total Investments ............................    16,937

               Liabilities in Excess
       (0.6%)    of Other Assets ............................      (104)
      -----                                                    --------
      100.0%   Total Net Assets .............................   $16,833
      =====                                                    ========
--------------------------------------------------------------------------------



                       See notes to financial statements

                                                                Page 21
WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                             GOVERNMENT MONEY MARKET

               U.S. GOVERNMENT AGENCY
               OBLIGATIONS (82.4%)
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION (5.8%)

    $24,128    Discount Note Due 7/18/00 ....................   $24,055
                                                               --------

               FEDERAL FARM CREDIT BANK (2.4%)
     10,000    Discount Note Due 7/5/00 .....................     9,993
                                                               --------

               FEDERAL HOME LOAN BANK (50.0%)
     15,000    Discount Note Due 7/26/00 ....................    14,933
     30,000    Discount Note Due 7/28/00 ....................    29,855
     23,100    Discount Note Due 8/16/00 ....................    22,911
     20,000    Discount Note Due 8/18/00 ....................    19,829
     20,000    Discount Note Due 8/30/00 ....................    19,786
     30,000    Discount Note Due 9/6/00 .....................    29,641
     45,000    Discount Note Due 9/13/00 ....................    44,404
     25,000    Discount Note Due 9/20/00 ....................    24,636
                                                               --------
                                                                205,995
                                                               --------
               FEDERAL HOME LOAN
                 MORTGAGE CORPORATION (24.2%)
     30,000    Discount Note Due 7/11/00 ....................    29,946
     45,000    Discount Note Due 7/25/00 ....................    44,807
     25,000    Discount Note Due 8/22/00 ....................    24,767
                                                               --------
                                                                 99,520
                                                               --------

               TOTAL U.S. GOVERNMENT
               AGENCY NOTES
                 (Cost $ 339,563) ...........................   339,563
                                                               --------

               REPURCHASE AGREEMENT (17.9%)
                (Cost $73,541)
     73,541    SBC Warburg Inc. 6.480%
                 Due 7/3/00
                 with a maturity value of $73,581
                 (collateralized by $75,092
                 United States Treasury Bond
                 13.875% Due 5/15/11) .......................    73,541
                                                               --------

               TOTAL INVESTMENTS (100.3%)
                 (Cost $413,104) ............................   413,104

               LIABILITIES IN EXCESS OF
                 OTHER ASSETS (-0.3%) .......................    (1,191)
                                                               --------

               TOTAL NET ASSETS (100.0%) ....................  $411,913
                                                               ========



PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                             TAX FREE MONEY MARKET


               ALASKA (0.6%)
     $1,000    Valdez Alaska Marine Terminal
                 Revenue Series
                 ARCO Transportation
                 Project Series B
                 4.850% Due 5/1/31 (a) ......................    $1,000

               ARIZONA (0.5%)
        600    Arizona State Transportation
                 Board Excise Maricopa County
                 Regional Area Rd -A
                 4.500% Due 7/1/00 ..........................       600

        100    Maricopa County Arizona Industrial
                 Development-Orangewood
                 CCRC Project
                 4.700% Due 2/1/29 (a) ......................       100

        100    Tucson Industrial Development
                 Tucson City Center Parking
                 Garage Authority
                 4.925% Due 6/1/15 (a) ......................       100

               ARKANSAS (0.0%)
         48    Greystone Tax Exempt Certificate
                 Trust 1 Series
                 Certificates of Beneficial Ownership
                 4.080% Due 5/1/28 (a) (d) ..................        48

               COLORADO (3.5%)
      1,505    Colorado Springs Colorado
                 Revenue Goodwill Industries
                 Colorado Springs
                 4.850% Due 2/1/07 (a) ......................     1,505

        600    Denver Colorado City & County
                 Multifamily Housing Revenue -
                 Ogden Residences
                 4.750% Due 12/1/09 (a) .....................       600

      1,000    Dove Valley Metropolitan
                 District Colorado
                 Arapahoe County - Series B
                 3.950% Due 11/1/25 (a) .....................     1,000

      2,445    Summit County Colorado Recreational
                 Facilities Revenue Refunding
                 (Copper Mountain)
                 4.500% Due 4/1/17 (a) ......................     2,445

               DISTRICT OF COLUMBIA (0.8%)
      1,300    District of Columbia Revenue
                 International Economics Issue
                 4.800% Due 6/1/25 (a) ......................     1,300




                       See notes to financial statements


Page 22




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET(continued)

               FLORIDA (4.1%)
     $4,700    Capital Trust Agency Florida
                 Multifamily Housing Revenue
                 Community Loan Program
                 4.920% Due 12/1/32 (a) .....................    $4,700

      1,600    Florida Housing Finance Agency
                 Lakeside South Association B
                 4.900% Due 8/1/06 (a) ......................     1,600

         73    Greystone Tax Exempt Certificate
                 Trust 1 Series
                 Certificates of Beneficial Ownership
                 4.080% Due 5/1/28 (a)(d) ...................        73

        250    Orange County Florida Health Facility
               Post Fountain Project
               4.750% Due 6/1/25 (a) ........................       250

               GEORGIA (4.0%)
      2,870    Cobb County Residential
                 Care Facilities
                 For the Elderly Authority
                 Presbyterian Village
                 4.800% Due 8/1/15 (a) ......................     2,870

        243    Greystone Tax Exempt Certificate
                 Trust 1 Series
                 Certificates of Beneficial Ownership
                 4.080% Due 5/1/28 (a)(d) ...................       243

      1,000    Gwinnett County Georgia
                 Development
                 Authority Revenue
                 (Wesleyan School Project)
                 4.800% Due 3/1/17 (a) ......................     1,000

        200    Macon Bibb County Georgia
                 Hospital Authority Revenue
                 CTFS Medical Center
                 4.800% Due 12/1/18 (a) .....................       200

      1,000    Marietta Georgia Housing Authority
                  Multifamily Revenue
                 (Falls at Bells Ferry)
                 4.350% Due 1/15/09 (a) .....................     1,000

        900    Monroe County Georgia
                 Development
                 Authority Pollution Control
                 Oglethorpe Power-Scherer
                 Series B
                 4.650% Due 1/1/20 (a) ......................       900



PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET (continued)

       $185    Savannah Georgia Economic
                 Development Authority - Pollution
                 Control Revenue Refunding
                 Savannah Electric & Power
                 4.650% Due 1/1/16 (a) ......................      $185

               ILLINOIS (12.8%)
      1,500    Cook County Community Unit School
                 District No 401 Elmwood Park
                 Educational Purpose
                 Tax Anticipation Warrants
                 4.980% Due 10/25/00 ........................     1,502

        550    Darien Industrial Development
                 Authority Kinder Care
                 Centers Series C
                 4.750% Due 2/1/01 (a) ......................       550

      1,800    Illinois Development Finance
                 Authority Revenue -
                 Casa Central Padres Project
                 4.850% Due 8/1/26 (a) ......................     1,800

      2,200    Illinois Development
                 Finance Authority
                 Educational Facilities Revenue -
                 Trinity International University
                 Project - Series A
                 4.800% Due 10/1/30 (a) .....................     2,200

        800    Illinois Development Finance
                 Authority Industrial Development
                 Refunding Bond (Dart Container)
                 4.500% Due 8/1/25 (a) ......................       800

      1,300    Illinois Development Finance
                 Limited ( Dart Container Corp)
                 4.900% Due 12/1/09 (a)(b) ..................     1,300

        670    Illinois Health Facilities Authority
                 Elmhurst Memorial Health
                 4.700% Due 1/1/28 (a) ......................       670

      1,360    Illinois Municipal Electric Agency
                 Power Supply
                 4.500% Due 2/1/01 ..........................     1,362

      1,000    Kane McHenry Cook &
                 De Kalb Counties
                 Illinois Unitarian School
                 Districts #300
                 4.990% Due 9/28/00 .........................     1,001


                       See notes to financial statements
                                                                         Page 23



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET(continued)


     $1,770    Oak Park Illinois Revenue
                 Lone Tree Area Girl Scout Project
                 5.000% Due 11/1/17 (a) .....................    $1,770

      2,300    Village of Troy Grove Illinois
                 (Unimin Corp.)
                 5.605% Due 5/1/10 (a)(b) ...................     2,300

      5,300    Winnebago & Boone Counties
                 Illinois School District
                 Educational Purpose Tax
                 Anticipation Warrants
                 6.100% Due 10/30/00 ........................     5,305

               INDIANA (5.2%)
      1,000    Frankfort Industrial Economic
                 Development Revenue
                 Frito Lay Inc. Project
                 4.350% Due 11/1/14 .........................     1,001

        720    GAF Tax Exempt Bond Grantor
                 Trust Series A
                 4.600% Due 4/1/08 (a) ......................       720

      1,000    Indianapolis Indiana
                 Economic Development
                 (Joint & Clutch Series 1984)
                 4.465% Due 12/1/14 (a)(b) ..................     1,000

        500    LaGrange Economic
                 Development Revenue
                 Sealed Power Corp.
                 4.300% Due 10/1/15 (a) .....................       500

      1,000    Mishawaka Indiana School City
                 Tax Anticipation Warrants
                 4.600% Due 12/29/00 ........................     1,001

      1,145    Mishawaka Indiana Waterworks
                 Bond Anticipation Notes
                 4.250% Due 8/11/00 .........................     1,145

      1,500    Muncie Indiana Community Schools
                 Tax Anticipation Warrants
                 4.650% Due 12/29/00 ........................     1,500

      1,500    Perry Township Indiana
                 Multi School Building Corporation
                 Bond Anticipation Notes
                 5.000% Due 1/31/01 .........................     1,500



PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET(continued)


               IOWA (2.4%)
       $100    Chillicothe Iowa
                 Pollution Control Revenue
                 Iowa Southern Utilities
                 Co - Series A
                 4.850% Due 3/1/10 (a) ......................      $100

      1,800    Council Bluffs Iowa
                 Pollution Control Revenue
                 Iowa - Illinois Gas & Electric
                 4.850% Due 1/1/25 (a) ......................     1,800

      1,945    Polk County Iowa
                 Health Services Inc.
                 Residential Care Facility Revenue
                 7.500% Due 2/1/16 (b) ......................     2,014

               KANSAS (1.3%)
         36    Greystone Tax Exempt Certificate
                 Trust 1 Series
                 Certificates of Beneficial
                 Ownership
                 4.930% Due 5/1/28 (a)(d) ...................        36

      2,000    Salina Kansas Central Mall
                 (Salina Central Mall Dillard)
                 4.950% Due 12/1/14 (a) .....................     2,000

               KENTUCKY (2.2%)
        430    Elva-New Harmony Oak Level
                 Fire Protection District
                 5.050% Due 12/1/31 (a) .....................       430

         70    Florence Kentucky Industrial
                 Building Revenue
                 (Florence Commercial Project)
                  5.100% Due 6/1/07 (a) .....................        70

      2,025    Fort Thomas Kentucky
                 Industrial Buildings Revenue
                 (Carmel Manor Project)
                 4.550% Due 10/1/14 (a) .....................     2,025

        490    Harvey Brewers Fire
                 Protection District
                 Kentucky Lease Revenue Program
                 5.050% Due 12/1/31 (a) .....................       490

        490    Muhlenberg County Airport District
                 Development Area Financial Trust
                 5.050% Due 12/1/31 (a) .....................       490



                       See notes to financial statements


Page 24




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET(continued)


               MARYLAND (2.5%)
     $2,600    Howard County Maryland Revenue
                 Owen Brown Joint Venture Facility
                 4.400% Due 5/1/11(a)                            $2,600

        700    Maryland State Health &
                 Higher Educational
                 Facilities Authority Revenue
                 Barnesville School Issue
                 4.800% Due 9/1/24 (a)                              700

        735    Maryland State Industrial
                 Development Authority
                 Financing Authority Revenue
                 Baltimore International Culinary
                 4.900% Due 5/1/24 (a)                              735

               MASSACHUSETTS (0.1%)
        120    Boston Massachusetts City Hospital
                 Revenue Prerefunded
                 7.625% Due 2/15/21 (c)                             123

               MICHIGAN (7.3%)
        925    Birmingham Michigan Economic
                 Development Corporation
                 Radnor Corp.
                 (Brown Street Project 83)
                 5.175% Due 12/1/18 (a)                             925

      1,955    Lansing Michigan Economic
                 Development Corp.
                (Atrium Office Building)
                 4.300% Due 5/1/15 (a)                            1,955

        680    Leelanau County Michigan
                 Economic Development Corp.
                 Revenue (American Community
                 Mutual Insurance Co. Project)
                 5.000% Due 6/15/06 (a)                             680

        775    Livonia Michigan Economic
                 Development Corporation
                 (American Community
                 Mutual Insurance)
                 4.500% Due 11/15/04 (a)                            775

        121    McDonald Tax-Exempt
                 Mortgage Trust #1
                 4.750% Due 1/15/09 (a)                             121



PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET(continued)

       $200    Michigan State Job Development
                 Authority Revenue
                 (Kentwood Residence)
                 5.000% Due 11/1/14 (a) .....................      $200

        490    Michigan State Strategic Fund
                 Limited Obligation Revenue
                 Refunding (Woodbridge
                 Commercial Properties)
                 4.500% Due 10/15/05 (a) ....................       490

      2,080    Oakland County Michigan Economic
                 Development Corporation
                 (Corners Shopping Center)
                 4.400% Due 8/1/15 (a) ......................     2,080

      3,500    Plainwell Michigan Economic
                 Development Corporation
                 (Plainwell Paper Co. Inc. Project)
                 5.300% Due 11/1/07 (a) .....................     3,500

      1,000    River Rouge Michigan School District
                 State AIDS Notes
                 5.500% Due 8/24/00 .........................     1,001

               MINNESOTA (6.3%)
      1,140    Hutchinson Minnesota
                 Economic Development Authority
                 Revenue Refunding
                 (Developers Diversified)
                  4.300% Due 8/15/06 (a) ....................     1,140

      1,081    International Falls Minnesota
                 Economic Development Revenue
                 (Developers Diversified
                 Limited Project)
                 4.620% Due 7/1/06 (a) ......................     1,081

      5,040    Minnesota Capital Realty
                 Tax Exempt Limited
                 Series 96-1
                 5.050% Due 12/1/04 (a)(d) ..................     5,040

      1,800    Plymouth Minnesota Industrial
                 Development Revenue Refunding -
                 Banner Engineering Corp.
                 4.750% Due 11/1/18 (a) .....................     1,800

      1,060    St. Paul Minnesota Port Authority
                 Industrial Development Revenue -
                 Minnesota Diversified
                 Industrial Project Series 1
                 4.910% Due 6/1/19 (a) ......................     1,060



                       See notes to financial statements

                                                                         Page 25



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET(continued)

               MISSISSIPPI (0.4%)
       $575    Desoto County Mississippi
                 Industrial Development Revenue
                 (American Soap Company Project)
                 5.605% Due 12/1/08 (a)(b) ..................      $575

               MISSOURI (4.9%)
      1,225    Bridgeton Missouri Industrial
                 Development
                 Authority Industrial Revenue
                 Gold Dust LLC Project Series A
                 5.000% Due 3/1/21 (a) ......................     1,225

        500    Clayton Industrial Development
                 Authority Industrial Development
                 Revenue Refunding
                 Bailey Court Project
                 5.000% Due 1/1/09 (a) ......................       500

      2,800    Kansas City Industrial
                 Development Authority
                 Multifamily Housing Revenue
                 Cloverset Apartments Project
                 5.250% Due 10/1/15 (a) .....................     2,800

        100    Kansas City Industrial Development
                 Authority Multifamily Housing
                 Revenue Refunding
                 Aspen Spring Apartment
                 4.850% Due 9/1/25 (a) ......................       100

      1,000    Missouri Health & Educational
                 Facilities Authority School
                 District Advance Funding
                 Francis Howell R-III Series E
                 4.250% Due 9/19/00 .........................     1,001

      1,380    Missouri State Health &
                 Educational Facilities Authority
                 Drury College
                 4.750% Due 12/1/24 (a) .....................     1,380

        900    St. Charles County
                 Industrial Development
                 Authority Revenue
                 Sun River Village
                 4.870% Due 12/1/27 (a) .....................       900

               NEBRASKA (0.5%)
        750    Douglas County Nebraska
                 School District
                 No. 17 Millard Refunding
                 Series A 5.050% Due 5/15/01 ................       750



                       See notes to financial statements

Page 26



PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET(continued)

               NEW JERSEY (1.2%)
     $1,000    Camden New Jersey
                 Bond Anticipation Notes
                 5.500% Due 6/14/01 .........................    $1,003

        900    North Hudson Sewer Authority
                 5.000% Due 3/30/01 .........................       900

               NEW YORK (3.4%)
      1,425    Jamestown NY Community College
                 Regional Board of Trustees
                 Revenue Anticipation Notes
                 4.375% Due 9/8/00 ..........................     1,426

      1,655    New York City Housing Authority
                 Multifamily Revenue
                 Refunding - Series A
                 4.750% Due 7/1/00 ..........................     1,655

      1,410    New York State Dormitory
                 Authority Revenue
                 Grace Manor Health Care Facility
                 4.950% Due 7/1/00 ..........................     1,410

      1,000    South Country New York Central
                 School District
                 Brookhaven Tax Anticipation Notes
                 5.000% Due 6/26/01 .........................     1,004

               NORTH CAROLINA (2.0%)
        100    Beaufort County
                 Industrial Facilities and
                 Pollution Control
                 (Texasgulf Inc)
                 4.900% Due 12/1/00 (a) .....................       100

      3,180    North Carolina Medical Care
                 Community Healthcare Facility -
                 Lutheran Services for Aging
                 4.850% Due 3/1/28 (a) ......................     3,180

               NORTH DAKOTA (0.8%)
      1,220    University of North Dakota
                 Revenue Series 1984A
                 10.625% Due 4/1/10 (b)(c) ..................     1,276

               OHIO (7.3%)
         60    Brooklyn Ohio Industrial
                 Development Revenue Refunding
                 (Clinton Road Project A)
                 4.750% Due 12/1/00 (a) .....................        60



                       See notes to financial statements
Page 26








WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET(continued)

       $415    Buckeye Ohio Tax Exempt
                 Mortgage Bond Trust
                 4.520% Due 8/1/02 (a) ......................      $415

        455    Clermont County Ohio Economic
                 Development Revenue
                 (John Q. Hammons Project)
                 4.600% Due 5/1/12 (a) ......................       455

        205    Franklin County Ohio Industrial
                 Development Revenue
                 (GSW Building Association Ltd.)
                 4.400% Due 11/1/15 (a) .....................       205

      2,105    Lakewood Ohio Hospital
                 Revenue (Hospital
                 Improvement Series 1983)
                 4.560% Due 11/1/10 (a) .....................     2,105

        564    McDonald Tax-Exempt
                 Mortgage Trust #1
                 4.750% Due 1/15/09 (a) .....................       565

      1,340    Riverside Ohio Economic
                 Development Revenue
                 (Riverside Association Project)
                 4.250% Due 9/1/10 (a) ......................     1,340

      1,915    Riverside Ohio Economic
                 Development Revenue
                 (Wright Point Association)
                 4.250% Due 9/1/12 (a) ......................     1,915

        525    Stark County Ohio Health Care
                 Facilities (Canton Christian Home)
                 4.250% Due 9/15/16 (a) .....................       525

      1,870    Stark County Ohio Health Care
                 Facilities (Canton Christian
                 Home PJ ) Series 90
                 4.300% Due 9/1/15 (a) ......................     1,870

        440    Stark County Ohio Industrial
                 Development Revenue
                 (Belpar Professional Building)
                 4.500% Due 10/1/04 (a) .....................       440

      1,910    Stark County Ohio Industrial
                 Development Revenue
                 (Newmarket Parking Ltd.)
                 4.500% Due 11/1/14 (a) .....................     1,910


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET(continued)

               OKLAHOMA (0.8%)
     $1,250    Tulsa County Oklahoma Industrial
                 Development Authority
                 Healthcare Revenue
                 Laureate Psychiatric Center
                 4.500% Due 12/15/08 (a) ....................    $1,250

               OREGON (4.4%)
      2,000    Clackamas County Oregon
                 Hospital Facility
                 Senior Living Facility -
                 Mary's Woods - C
                 4.900% Due 5/15/29 (a) .....................     2,000

        700    Medford Oregon Hospital
                 Facilities Authority
                 Rogue Valley Manor
                 Continued Care Retirement
                 4.900% Due 5/15/27 (a) .....................       700

      4,360    Port Morrow Oregon Pollution Control
                 Revenue Refunding-Idaho
                 Power Co. Project
                 5.150% Due 2/1/27 (a) ......................     4,360

               PENNSYLVANIA (2.7%)
      2,730    Butler County Pennsylvania
                 Industrial Development Authority
                 Concordian Lutheran Ministries
                 4.850% Due 2/1/28 (a) ......................     2,730

        120    McDonald Tax-Exempt
                 Mortgage Trust #1
                 4.750% Due 1/15/09 (a) .....................       121

        300    Moon Township Pennsylvania
                 Industrial Development Revenues
                 Executive Office Association Project
                 4.850% Due 11/1/12 (a) .....................       300

      1,225    South Fork Municipal Authority Hospital
                 Lee Hospital Project Series B
                 4.850% Due 7/1/23 (a) ......................     1,225

               TENNESSEE (4.2%)
      2,500    Franklin County Tennessee Health
                 & Educational Facilities Revenue
                 (University of the South Sewanee)
                 4.700% Due 9/1/10 (a) ......................     2,500

      1,280    GAF Tax Exempt Bond Grantor
                 Trust Series A
                 4.600% Due 4/1/08 (a) ......................     1,280


                       See notes to financial statements

                                                                         Page 27




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET(continued)


       $272    Greystone Tax Exempt Certificate
                 Trust 1 Series
                 Certificates of Beneficial Ownership
                 4.930% Due 5/1/28 (a)(d) ...................      $272

      1,150    Knoxville Tennessee Industrial
                 Development Bond
                 Toys R Us Project
                 5.050% Due 5/1/14 (a) ......................     1,150

      1,500    Memphis Tennessee
                 General Obligation Unlimited
                 4.850% Due 8/1/03 (a) ......................     1,500

               TEXAS (8.2%)
        700    Brazos Harbor Industrial
                 Development Corp.
                 Industrial Development Revenues
                 Badische Corp. Port
                 4.250% Due 12/1/13 (a) .....................       700

      2,090    Gulf Coast Waste Disposal Authority
                 Texas Revenues -
                 Armco Inc. Project
                 4.850% Due 12/1/08 (a) .....................     2,090

      2,100    Harris County Texas
                 Multifamily Housing Revenue
                (Country Scape Development)
                 5.175% Due 4/1/07 (a) ......................     2,100

      2,415    Harris County Texas
                 Multifamily Housing Revenue
                 (Greenhouse Development)
                 5.175% Due 4/1/07 (a) ......................     2,415

      1,800    Tarrant County Texas
                 Housing Financial Corporation
                 Revenues
                 Multifamily Housing -
                 Amherst Association
                 4.850% Due 12/1/07 (a) .....................     1,800

      1,500    Texas Association of School Boards
                 Tax Anticipation Notes - Series A
                 4.500% Due 8/31/00 .........................     1,500

PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET(continued)

     $2,650    Waxahachie Texas Industrial
                 Development Authority
                 (Dart Container
                 Project Series 1985)
                 4.900% Due 4/1/06 (a) (b)                       $2,650

               VERMONT (1.5%)
      1,828    Vermont Educational &
                 Health Buildings
                 Financing Agency Revenues
                 4.850% Due 8/1/05 (a)                            1,828

        545    Vermont Industrial
                 Development Authority
                 Hydroelectric Revenue Bond
                 Central Vermont Public
                 Service Corp.
                 4.500% Due 12/1/13 (a)                             545

               VIRGINIA (0.1%)
        128    Greystone Tax Exempt Certificate
                 Trust 1 Series
                 Certificates of Beneficial Ownership
                 4.930% Due 5/1/28 (a)(d)                           128

               WEST VIRGINIA (0.8%)
      1,360    West Virginia State Building
                 Commission
                 West Virginia Regional Jail
                 Series A
                 4.500% Due 7/1/00                                1,360

               WISCONSIN (3.0%)
      1,235    Marinette County Wisconsin
                 Bond Anticipation Notes
                 4.750% Due 7/5/00                                1,235

      1,500    Oconto Wisconsin Unified
                 School District
                 Tax & Revenue Anticipation Nights
                 4.060% Due 9/11/00                               1,500

      1,100    Sheboygan Falls Wisconsin
                 School District
                 Tax and Revenue
                 Anticipation Notes
                 4.050% Due 9/29/00                               1,100



                       See notes to financial statements
Page 28




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2000 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                          VALUE
(000'S)                         SECURITY                        (000'S)
-------                         --------                       -------

                        TAX FREE MONEY MARKET(continued)


   $  1,000    Two Rivers Wisconsin
                 Bond Anticipation Notes -
                 Series B
                 5.000% Due 7/1/01                            $   1,002

               WYOMING (0.7%)
      1,065    Cheyenne County Wyoming
                 Economic Development
                 Revenue Bonds (Holiday Inn)
                 4.550% Due 10/1/10 (a)                           1,065
                                                               --------

               TOTAL INVESTMENTS (100.5%)
                 (Cost $161,503)                                161,503

               LIABILITIES IN EXCESS OF
                 OTHER ASSETS (-0.5%)                              (773)
                                                               --------

               TOTAL NET ASSETS (100.0%)                       $160,730
                                                               ========

(a) Interest rate subject to change approximately every 1 to 397 days. Principal payable on demand at periodic intervals at the fund's option.
(b) Coupon fluctuates with the Prime Rate (Prime is the Rate on corporate loans posted by at least 75% of the nation's 30 largest banks).
(c)   Prerefunded.
(d) SEC Rule 144A Security. Such security has limited markets and is traded among qualified institutional buyers.


                         WPG TAX FREE MONEY MARKET FUND
                             INDUSTRY CONCENTRATIONS

        % OF NET                                   VALUE
        ASSETS                                    (000'S)
        ------                                    -------
        16.9%     Commercial - Retail             $27,183
        15.8%     Multifamily Housing              25,425
        12.5%     Cash Flow                        20,076
        11.8%     Educational Services             18,924
         6.9%     Industrial Non-Durable           11,046
         6.6%     Industrial Durable               10,615
         6.3%     Hospital Management              10,164
         5.6%     Nursing Home                      9,000
         4.9%     Investor Owned Utility            7,890
         4.7%     Commercial - Office               7,525
         3.4%     Bond Anticipation Notes           5,550
         2.3%     General Obligation                3,680
         1.2%     Annual Appropriation              1,850
         0.8%     Electric Utilities                1,362
         0.7%     Transportation                    1,090
         0.1%     Prerefunded                         123
       -----                                     --------
       100.5%     Total Investments               161,503

                  Liabilities in Excess of
        (0.5%)      Other Assets (-0.5%)             (773)
       -----                                     --------
       100.0%     Total Net Assets               $160,730
       =====                                     ========


                        See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2000 - (UNAUDITED)




                                                                        GROWTH AND   QUANTITATIVE
$ in Thousands                                                TUDOR       INCOME       EQUITY    INTERNATIONAL
--------------                                                -----       ------       ------    -------------

     ASSETS
Investments at value # ...................................   $ 112,395    $ 132,462    $ 36,343    $ 7,844
Investments in Repurchase Agreements, at value # .........           0            0           0          0
Cash .....................................................           0            1          32         62
Unrealized gain on forward commitment sale - Note 4 ......           0            0           0          0
Receivable for investment securities sold ................         735        3,981           0          0
Receivable for Fund shares sold ..........................           0            0           0          3
Dividends and interest receivable ........................          17           75          44         19
Other assets .............................................         204            4           1          0
                                                             ---------    ---------    --------    -------
                                                               113,351      136,523      36,420      7,928
                                                             ---------    ---------    --------    -------

     LIABILITIES
Distributions payable ....................................           0            0           0          0
Payable to custodian bank ................................           0            0           0          0
Payable for investment securities purchased ..............         343        4,262           0          0
Payable for Fund shares redeemed .........................          14            0           0          0
Accrued investment advisory fee payable - Note 5 .........          81           81          23         11
Accrued administration fee payable - Note 5 ..............           7            4           2          0
Accrued expenses .........................................          63           61          42         37
                                                             ---------    ---------    --------    -------
                                                                   508        4,408          67         48
                                                             ---------    ---------    --------    -------
                NET ASSETS ...............................     112,843      132,115      36,353      7,880
                                                             =========    =========    ========    =======

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par ....................       1,544        3,181           7          8
Paid-in surplus ..........................................      64,238       68,556      22,467      7,172
Accumulated undistributed net investment income/
        (distributions in excess of net investment income)        (228)         (78)        (22)       (60)
Undistributed realized gains on investments
        and currencies/(Distributions
        in excess of realized gains on investments
        and currencies) ..................................      17,222       15,154       9,212        425
Net unrealized appreciation/(depreciation) on
        investments and currencies .......................      30,067       45,302       4,689        335
                                                             ---------    ---------    --------    -------
NET ASSETS APPLIED TO OUTSTANDING SHARES .................     112,843      132,115      36,353      7,880
                                                             =========    =========    ========    =======

CAPITAL SHARES (Authorized shares unlimited)
Outstanding ..............................................       4,631        3,181       6,976        835
                                                             =========    =========    ========    =======
Par Value ................................................   $ .33 1/3    $    1.00    $  0.001    $  0.01
                                                             =========    =========    ========    =======
Net asset value per share ................................   $   24.36    $   41.53    $   5.21    $  9.44
                                                             =========    =========    ========    =======

# INVESTMENTS AT COST ....................................      82,328       87,160      31,654      7,509
                                                             =========    =========    ========    =======

UNREALIZED APPRECIATION/(DEPRECIATION): *
        Gross appreciation ...............................      34,916       46,513       5,914        589
        Gross depreciation ...............................      (4,849)      (1,211)     (1,225)      (254)
                                                             ---------    ---------    --------    -------
NET UNREALIZED APPRECIATION/(DEPRECIATION) ...............      30,067       45,302       4,689        335
                                                             =========    =========    ========    =======


* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.


                       See notes to financial statements


                                                                          INTERMEDIATE
                                                                           MUNICIPAL  GOVERNMENT    TAX FREE
$ in Thousands                                               CORE BOND       BOND     MONEY MARKET  MONEY MARKET
--------------                                               ---------       ----     ------------  ------------

     ASSETS
Investments at value # ...................................   $ 155,410    $  16,937    $ 339,563    $ 161,503
Investments in Repurchase Agreements, at value # .........       4,508            0       73,541            0
Cash .....................................................           1            0            1           29
Unrealized gain on forward commitment sale - Note 4 ......          24            0            0            0
Receivable for investment securities sold ................      12,920            0            0            0
Receivable for Fund shares sold ..........................           0            0            0            0
Dividends and interest receivable ........................       1,304          310           13        1,624
Other assets .............................................           3            1           12            1
                                                             ---------    ---------    ---------    ---------
                                                               174,170       17,248      413,130      163,157
                                                             ---------    ---------    ---------    ---------

     LIABILITIES
Distributions payable ....................................         685           61          949          290
Payable to custodian bank ................................           0          323            0            0
Payable for investment securities purchased ..............      49,569            0            0        2,007
Payable for Fund shares redeemed .........................           0            0            0            0
Accrued investment advisory fee payable - Note 5 .........          30            2          166           71
Accrued administration fee payable - Note 5 ..............           0            0            3            6
Accrued expenses .........................................          48           29           99           53
                                                             ---------    ---------    ---------    ---------
                                                                50,332          415        1,217        2,427
                                                             ---------    ---------    ---------    ---------
                NET ASSETS ...............................     123,838       16,833      411,913      160,730
                                                             =========    =========    =========    =========

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par ....................          14            2          413          161
Paid-in surplus ..........................................     168,063       16,902      413,514      160,593
Accumulated undistributed net investment income/
        (distributions in excess of net investment income)           0          (31)           0            0
Undistributed realized gains on investments
        and currencies/(Distributions
        in excess of realized gains on investments
        and currencies) ..................................     (44,000)         (87)      (2,014)         (24)
Net unrealized appreciation/(depreciation) on
        investments and currencies .......................        (239)          47            0            0
                                                             ---------    ---------    ---------    ---------
NET ASSETS APPLIED TO OUTSTANDING SHARES .................     123,838       16,833      411,913      160,730
                                                             =========    =========    =========    =========

CAPITAL SHARES (Authorized shares unlimited)
Outstanding ..............................................      13,684        1,661      412,185      160,758
                                                             =========    =========    =========    =========
Par Value ................................................   $   0.001    $   0.001    $   0.001    $   0.001
                                                             =========    =========    =========    =========
Net asset value per share ................................   $    9.05    $   10.13    $    1.00    $    1.00
                                                             =========    =========    =========    =========

# INVESTMENTS AT COST ....................................     160,181       16,890      413,104      161,503
                                                             =========    =========    =========    =========

UNREALIZED APPRECIATION/(DEPRECIATION): *
        Gross appreciation ...............................         482           54            0            0
        Gross depreciation ...............................        (721)          (7)           0            0
                                                             ---------    ---------    ---------    ---------
NET UNREALIZED APPRECIATION/(DEPRECIATION) ...............        (239)          47            0            0
                                                             =========    =========    =========    =========


                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS


STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2000 - (UNAUDITED)


                                                                          GROWTH AND  QUANTITATIVE
$ IN THOUSANDS                                                  TUDOR       INCOME      EQUITY    INTERNATIONAL
--------------                                                  -----       ------      ------    -------------

INVESTMENT INCOME:
Dividends (net of withholding taxes) ......................   $    104    $    497    $    311    $    55
Interest ..................................................        292          88           1          5
Income from securities loaned - Note 3 ....................          6           0           0          0
Class action litigation settlement proceeds ...............         88           0           0          0
Other .....................................................          0           0           4          0
                                                              --------    --------    --------    -------
                                                                   490         585         316         60
                                                              --------    --------    --------    -------
EXPENSES:
Investment advisory fee - Note 5 ..........................        505         496         210         19
Transfer agent fees and expenses ..........................         68          50          21         17
Administration fees - Note 5 ..............................         45          26          20          0
Custodian fees and expenses ...............................         19          13          16         12
Fund accounting fees and expenses .........................         24          28          17          7
Professional fees .........................................         32          32          27         21
Trustees' fees and expenses ...............................          8           8           7          7
Registration fees .........................................          8          10           9          8
Shareholders' reports .....................................          5           4           3          3
Other expenses ............................................          6          12           3          2
                                                              --------    --------    --------    -------
                                                                   720         679         333         96
Less fees waived by adviser ...............................          0           0           0          0
Less expenses paid indirectly - Note 7 ....................         (2)         (2)         (1)        (2)
                                                              --------    --------    --------    -------
                                                                   718         677         332         94
                                                              --------    --------    --------    -------
NET INVESTMENT INCOME/(LOSS) ..............................       (228)        (92)        (16)       (34)
                                                              --------    --------    --------    -------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
    INVESTMENTS AND CURRENCIES:
       Net realized gain/(loss) on investments ............     15,869      14,215       8,369        425
    Net realized gain/(loss) on currencies ................          0           0           0        (43)
       Net change in unrealized appreciation/(depreciation)
         on investments ...................................     (8,355)     (9,335)    (10,040)    (1,256)
    Net change in unrealized appreciation on currencies ...          0           0           0         (1)
                                                              --------    --------    --------    -------
    NET GAIN/(LOSS) ON INVESTMENTS AND CURRENCIES .........      7,514       4,880      (1,671)      (875)
                                                              --------    --------    --------    -------

NET INCREASE/(DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .............................      7,286       4,788      (1,687)      (909)
                                                              ========    ========    ========    =======


                        See note to financial statements

                                                                        INTERMEDIATE  GOVERNMENT   TAX FREE
                                                                CORE       MUNICIPAL    MONEY       MONEY
                                                                BOND         BOND       MARKET      MARKET
                                                             ----------  -----------  ----------  ----------

INVESTMENT INCOME:
Dividends (net of withholding taxes) ......................   $      0    $      0    $      0    $     0
Interest ..................................................      4,614         475      11,761      3,399
Income from securities loaned - Note 3 ....................          1           0           0          0
Class action litigation settlement proceeds ...............          0           0           0          0
Other .....................................................          0           0           0          0
                                                              --------    --------    --------    -------
                                                                 4,615         475      11,761      3,399
                                                              --------    --------    --------    -------
EXPENSES:
Investment advisory fee - Note 5 ..........................        392          34         981        404
Transfer agent fees and expenses ..........................         22          18         130         40
Administration fees - Note 5 ..............................          0           0          20         32
Custodian fees and expenses ...............................         24           6          27         10
Fund accounting fees and expenses .........................         29          10          80         36
Professional fees .........................................         32          17          39         28
Trustees' fees and expenses ...............................          8           7          10          8
Registration fees .........................................          9           8          14          9
Shareholders' reports .....................................          3           3           6          5
Other expenses ............................................          7           3          12          6
                                                              --------    --------    --------    -------
                                                                   526         106       1,319        578
Less fees waived by adviser ...............................       (193)        (30)          0          0
Less expenses paid indirectly - Note 7 ....................         (6)         (1)         (6)        (2)
                                                              --------    --------    --------    -------
                                                                   327          75       1,313        576
                                                              --------    --------    --------    -------
NET INVESTMENT INCOME/(LOSS) ..............................      4,288         400      10,448      2,823
                                                              --------    --------    --------    -------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
    INVESTMENTS AND CURRENCIES:
       Net realized gain/(loss) on investments ............     (2,264)          0           0
    Net realized gain/(loss) on currencies ................          0           0           0          0
       Net change in unrealized appreciation/(depreciation)
         on investments ...................................      1,904         145           0          0
    Net change in unrealized appreciation on currencies ...          0           0           0          0
                                                              --------    --------    --------    -------
    NET GAIN/(LOSS) ON INVESTMENTS AND CURRENCIES .........       (360)        112           0          0
                                                              --------    --------    --------    -------

NET INCREASE/(DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .............................      3,928         512      10,448      2,823
                                                              ========    ========    ========    =======


                        See note to financial statements

WEISS, PECK & GREER MUTUAL FUNDS


STATEMENTS OF CHANGES IN NET ASSETS - (UNAUDITED)

                                                                                      GROWTH AND               QUANTITATIVE
                                                               TUDOR                    INCOME                    EQUITY
                                                               -----                    ------                    ------
                                                          SIX                      SIX                       SIX
                                                         MONTHS       YEAR        MONTHS        YEAR        MONTHS       YEAR
$ IN THOUSANDS                                           ENDED        ENDED       ENDED         ENDED       ENDED        ENDED
                                                        6/30/00*     12/31/99    6/30/00*      12/31/99    6/30/00*    12/31/99
                                                        --------     --------    --------      --------    --------    --------


OPERATIONS:
Net investment income/(loss) ......................   ($    228)   ($    303)   ($     92)   $     573    ($    16)   $    180
Net realized gain/(loss) on investments
        and currencies ............................      15,869       12,484       14,215       18,319       8,369      15,216
Change in unrealized
        appreciation/(depreciation)
        on investments and currencies .............      (8,355)      31,084       (9,335)      (2,608)    (10,040)     (5,721)
                                                      ---------    ---------    ---------    ---------    --------    --------
NET INCREASE/(DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS .................       7,286       43,265        4,788       16,284      (1,687)      9,675
                                                      ---------    ---------    ---------    ---------    --------    --------

DISTRIBUTIONS TO SHAREHOLDERS:
        From net investment income ................           0            0            0         (577)          0        (363)
        From realized gains .......................           0      (11,667)           0      (18,839)          0     (15,480)
                                                      ---------    ---------    ---------    ---------    --------    --------
NET DECREASE DUE TO DISTRIBUTIONS .................           0      (11,667)           0      (19,416)          0     (15,843)
                                                      ---------    ---------    ---------    ---------    --------    --------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Received on issuance:
        Shares sold ...............................      40,868       40,309        7,095       22,140       1,636       7,597
        Distributions reinvested ..................           0       10,521            0       17,158           0      15,470
        Shares redeemed ...........................     (44,091)     (60,465)     (25,502)     (51,130)    (40,048)    (14,331)
                                                      ---------    ---------    ---------    ---------    --------    --------
NET INCREASE/(DECREASE) FROM
        CAPITAL SHARE TRANSACTIONS ................      (3,223)      (9,635)     (18,407)     (11,832)    (38,412)      8,736
                                                      ---------    ---------    ---------    ---------    --------    --------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ...........       4,063       21,963      (13,619)     (14,964)    (40,099)      2,568

NET ASSETS:
Beginning of period ...............................     108,780       86,817      145,734      160,698      76,452      73,884
                                                      ---------    ---------    ---------    ---------    --------    --------
End of period # ...................................   $ 112,843    $ 108,780    $ 132,115    $ 145,734    $ 36,353    $ 76,452
                                                      =========    =========    =========    =========    ========    ========

# Includes undistributed net
        investment income/(distributions
        in excess of net investment income) .......   ($    228)   $       0    ($     78)   $      14    ($    22)   ($     6)
                                                      =========    =========    =========    =========    ========    ========

Transactions in shares of the funds (in thousands):
        Sold ......................................       1,654        2,271          178          546         323       1,255
        Reinvestment of distributions .............           0          471            0          436           0       3,079
        Redeemed ..................................      (1,772)      (3,508)        (651)      (1,281)     (7,968)     (2,474)
                                                      ---------    ---------    ---------    ---------    --------    --------
Net increase/(decrease) ...........................        (118)        (766)        (473)        (299)     (7,645)      1,860
                                                      =========    =========    =========    =========    ========    ========

* Unaudited







                                                                                                          INTERMEDIATE
                                                                                     CORE                  MUNICIPAL
                                                         INTERNATIONAL               BOND                    BOND
                                                         -------------          ---------------        -------------------
                                                        SIX                    SIX                     SIX
                                                      MONTHS      YEAR        MONTHS        YEAR      MONTHS         YEAR
                                                       ENDED      ENDED       ENDED         ENDED     ENDED          ENDED
                                                      6/30/00*   12/31/99    6/30/00*     12/31/99   6/30/00*        12/31/99
                                                      --------   --------    --------     --------   --------        --------

OPERATIONS:
Net investment income/(loss) ......................  ($   34)   ($  102)   $   4,288    $   8,097    $    400    $     1,020
Net realized gain/(loss) on investments
        and currencies ............................      382        920       (2,264)      (6,133)        (33)           (50)
Change in unrealized
        appreciation/(depreciation)
        on investments and currencies .............   (1,257)       789        1,904       (2,226)        145         (1,065)
                                                     -------    -------    ---------    ---------    --------    -----------
NET INCREASE/(DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS .................     (909)     1,607        3,928         (262)        512            (95)
                                                     -------    -------    ---------    ---------    --------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
        From net investment income ................        0          0       (4,288)      (8,097)       (401)        (1,019)
        From realized gains .......................        0       (880)           0            0           0              0
                                                     -------    -------    ---------    ---------    --------    -----------
NET DECREASE DUE TO DISTRIBUTIONS .................        0       (880)      (4,288)      (8,097)       (401)        (1,019)
                                                     -------    -------    ---------    ---------    --------    -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Received on issuance:
        Shares sold ...............................    5,568      1,664        4,053       26,646         929          9,661
        Distributions reinvested ..................        0        876        2,911        6,582         188            512
        Shares redeemed ...........................   (4,102)    (2,319)     (20,253)     (26,845)     (4,605)    (1,653,803)
                                                     -------    -------    ---------    ---------    --------    -----------
NET INCREASE/(DECREASE) FROM
        CAPITAL SHARE TRANSACTIONS ................    1,466        221      (13,289)       6,383      (3,488)        (4,017)
                                                     -------    -------    ---------    ---------    --------    -----------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ...........      557        948      (13,649)      (1,976)     (3,377)        (5,131)

NET ASSETS:
Beginning of period ...............................    7,323      6,375      137,487      139,463      20,210         25,341
                                                     -------    -------    ---------    ---------    --------    -----------
End of period # ...................................  $ 7,880    $ 7,323    $ 123,838    $ 137,487    $ 16,833    $    20,210
                                                     =======    =======    =========    =========    ========    ===========

# Includes undistributed net
        investment income/(distributions             ($   60)   ($   26)   $       0    $       0    ($    31)   ($       30)
        in excess of net investment income) .......  =======    =======    =========    =========    ========    ===========


Transactions in shares of the funds (in thousands):      557        156          449        2,844          92            931
        Sold ......................................        0         86          325          708          19             45
        Reinvestment of distributions .............     (417)      (236)      (2,252)      (2,855)       (460)        (1,369)
        Redeemed ..................................  -------    -------    ---------    ---------    --------    -----------
                                                         140          6       (1,478)         697        (349)          (393)
Net increase/(decrease) ...........................  =======    =======    =========    =========    ========    ===========

* Unaudited



                                                                     GOVERNMENT                       TAX FREE
                                                                    MONEY MARKET                    MONEY MARKET
                                                                    ------------                    ------------
                                                                  SIX                              SIX
                                                                 MONTHS       YEAR                MONTHS        YEAR
                                                                 ENDED       ENDED                ENDED        ENDED
                                                               6/30/00*      12/31/99             6/30/00*    12/31/99
                                                               --------      --------             --------    --------
OPERATIONS:
Net investment income/(loss) ......................         $    10,448    $    16,031           $   2,823    $   3,611
Net realized gain/(loss) on investments
        and currencies ............................                   0              1                   0           (5)
Change in unrealized
        appreciation/(depreciation)
        on investments and currencies .............                   0              0                   0            0
                                                            -----------    -----------           ---------    ---------
NET INCREASE/(DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS .................              10,448         16,032               2,823        3,606
                                                            -----------    -----------           ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS:
        From net investment income ................             (10,448)       (16,031)             (2,823)      (3,611)
        From realized gains .......................                   0              0                   0            0
                                                            -----------    -----------           ---------    ---------
NET DECREASE DUE TO DISTRIBUTIONS .................             (16,031)        (2,823)
                                                            -----------    -----------           ---------    ---------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Received on issuance:
        Shares sold ...............................           1,683,941      2,723,470             519,983      952,690
        Distributions reinvested ..................               9,327         15,385               2,494        3,440
        Shares redeemed ...........................          (2,794,851)      (479,267)           (969,873)
                                                            -----------    -----------           ---------    ---------
NET INCREASE/(DECREASE) FROM
        CAPITAL SHARE TRANSACTIONS ................              39,465        (55,996)             43,210      (13,743)
                                                            -----------    -----------           ---------    ---------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ...........              39,465        (55,995)             43,210      (13,748)

NET ASSETS:
Beginning of period ...............................             372,448        428,443             117,520      131,268
                                                            -----------    -----------           ---------    ---------
End of period # ...................................         $   411,913    $   372,448           $ 160,730    $ 117,520
                                                            ===========    ===========           =========    =========

# Includes undistributed net
        investment income/(distributions                    $         0    $         0           $       0    $       0
        in excess of net investment income) .......         ===========    ===========           =========    =========


Transactions in shares of the funds (in thousands):           1,683,941      2,723,471             519,984      952,691
        Sold ......................................               9,327         15,385               2,494        3,441
        Reinvestment of distributions .............          (1,653,804)    (2,794,851)           (479,268)    (969,872)
        Redeemed ..................................         -----------    -----------           ---------    ---------
                                                                 39,464        (55,995)             43,210      (13,740)
Net increase/(decrease) ...........................         ===========    ===========           =========    =========

* Unaudited




                       See notes to financial statements


Page 34 / 35

WEISS, PECK & GREER MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)


1-ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization
------------

The following are open-end management investment companies registered under the Investment Company Act of 1940 (the "Act"):

        WPG Tudor Fund ("Tudor")
        WPG Growth and Income Fund ("Growth & Income")
        Weiss, Peck & Greer Funds Trust ("WPG Funds Trust"):
                WPG Quantitative Equity Fund ("Quantitative Equity")
                WPG Core Bond Fund ("Core Bond")
                WPG Intermediate Municipal Bond Fund ("Municipal Bond")
                WPG Government Money Market Fund ("Government Money Market") WPG Tax Free Money Market Fund ("Tax Free Money Market")
        Weiss, Peck & Greer International Fund ("International")

        Each fund is diversified.

Government Money Market and Tax Free Money Market are money market funds that seek to maintain continuous net asset values of $1.00. The following is a summary of the significant accounting policies followed by the funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.


Portfolio Valuation
-------------------

   COMMON STOCK - Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

   BONDS - Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchanges or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

   MONEY MARKET FUNDS - Securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Funds' Boards of Trustees to represent the fair value of the Fund's investments.

   SHORT-TERM SECURITIES (Other than Money Market funds) - Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

   FOREIGN SECURITIES - Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at 12 noon Eastern Time.

   OTHER SECURITIES - Other securities and assets for which market quotations are not readily available are valued at their fair value as determined, in good faith, by the Funds' Valuation Committee as authorized by the Funds' Board of Trustees.

Securities Transactions and Investment Income
---------------------------------------------
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis; premiums are amortized on municipal securities only, with a corresponding decrease in cost basis.

WEISS, PECK & GREER MUTUAL FUNDS

Federal Income Taxes
--------------------
   The Funds intend to comply with the requirements of the Internal Revenue Code that pertain to regulated investment companies and to distribute all of their taxable income to their shareholders. No federal income tax or excise tax provision is required. As of December 31, 1999, the following funds had capital loss carryforwards:

--------------------------------------------------------------------------------
        (in thousands)
                                        Year of Expiration
                                        ------------------
Fund                     2001    2002    2003    2004    2005    2006    2007
----                     ----    ----    ----    ----    ----    ----    ----
Core Bond                --     14,555  20,113    753     --      --    6,213
Government Money         --        --    2,014    --      --      --      --
Tax Free Money Market    11        --        1      3     4       1         5
Municipal Bond           --        --      --     --      --      --       19
--------------------------------------------------------------------------------

Distribution to Shareholders
----------------------------
   DIVIDENDS FROM NET INVESTMENT INCOME - Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually when available for the Tudor, Quantitative Equity, International Fund and the Growth & Income Fund. Dividends from net investment income are declared daily and paid monthly for the Core Bond, Municipal Bond, Government Money Market and Tax Free Money Market Funds.

   DISTRIBUTIONS FROM NET REALIZED GAINS - Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Funds not to distribute such gains.

   The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for such items as mortgaged backed securities, net operating losses, deferral of wash sale losses, options and futures, and post October losses.

Repurchase Agreements (Tudor, Core Bond, Government Money Market)
-------------------------------------------------------------------------
   It is each Funds' policy to take possession of securities or other assets purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day to ensure that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

Futures (Tudor, Quantitative Equity, International, Core Bond)
--------------------------------------------------------------
   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges.

Options Writing (Tudor, Growth & Income, Quantitative Equity, International,
----------------------------------------------------------------------------
Core Bond)
----------

   A Fund may write covered options to protect against adverse movements in the price of securities in the investment portfolio. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call is exercised, the premium is added to the proceeds from the

WEISS, PECK & GREER MUTUAL FUNDS
   sale of the underlying securities or currencies in determining whether the Fund has realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities or currencies purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the selling or buying of a security or currency at a price different from the current market value. The Fund only enters into options which are traded on exchanges except for Tudor which can enter into non-exchange options with counterparties as authorized by the Board of Trustees.

Foreign Securities (Tudor, Growth & Income, International)
----------------------------------------------------------
   Certain risks result from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

Forward Currency Contracts (Tudor, Growth  & Income, International)
--------------------------------------------------------------------------
   A Fund may enter into forward contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, the Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract.

Foreign Currency Transactions (Tudor, Growth and Income, International)
-----------------------------------------------------------------------
   The books and records of each Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets or liabilities, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates prevailing on the close of trading on the primary foreign market.

   Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in the exchange rate.

Short Sales (Core Bond)
----------------------
   The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Use of Estimates
----------------
   Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2-SECURITIES TRANSACTIONS
--------------------------
   For the six months ended June 30, 2000, sales proceeds, cost of securities purchased, (other than short term investments and options written), total commissions and commissions received by Weiss, Peck & Greer ("WPG"), the Fund's investment adviser, Robeco Institutional Asset Management US Inc. ("RIAM") the International Fund's sub-adviser, or their affiliates, on such transactions were as follows:

WEISS, PECK & GREER MUTUAL FUNDS



        (in thousands)                       COMMISSIONS
                               PROCEEDS        COST OF                     RECEIVED BY
                             OF SECURITIES    SECURITIES    TOTAL          WPG, RIAM OR
        FUND                     SOLD         PURCHASED  COMMISSIONS      THEIR AFFILIATES
        ----                     ----         ---------  -----------      ----------------
        Tudor                  $45,611         $48,753        $31             $  4
        Growth and Income       51,313          70,980         91               27
        Quantitative Equity     28,710          66,600         44               42
        International            5,545           3,647         12                0
        Core Bond              267,806         272,904          0                0
        Municipal Bond             814           3,898          0                0


3- SECURITIES LENDING (Tudor, Core Bond)
   At June 30, 2000, the Tudor Fund loaned securities valued at $5,225,826. For collateral the Tudor Fund received a letter of credit in an amount equal to $5,000,000. At June 30, 2000 the Core Bond Fund had no securities on loan. For the six months ended June 30, 2000 the Tudor Fund and Core Bond Fund earned $6,343 and $808 in securities lending fees, net of custodian expenses, respectively.

4- FORWARD COMMITMENT SALES (Core Bond)
   The Core Bond Fund may enter into the sale of mortgage-backed securities on a forward commitment basis. Forward commitment sales are entered into prior to the announcement of the monthly paydown schedule for a pool of mortgage-backed securities and delivery is made subsequent to the paydown. The Fund may choose to close out the transaction prior to the settlement date rather than make delivery of the underlying security. When the Fund enters into a forward commitment sale it records an unrealized gain or loss daily equal to the difference between the original value of the sale and the current market value. When the sale is completed, the gain or loss becomes realized.

   On June 30, 2000 the Core Bond Fund had an outstanding forward commitment sale for $5,900,000 of GNMA 6.500% due 7/15/30. The securities deliverable against this sale are the GNMA 6.500% due 2/15/24 - 10/15/24. As of June 30, 2000 the unrealized gain on the sale amounted to $23,886.

5- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
   WPG serves as the Funds' investment adviser. The advisory fees of each Fund are as follows, and are paid monthly except for the International Fund which is paid quarterly:

--------------------------------------------------------------------------------

        Tudor .90% of net assets up to $300 million .80% of net assets $300 million to $500 million .75% of net assets in excess of $500 million

        Growth and Income               .75% of net assets

        Quantitative Equity             .75% of net assets

        International                   .50% while net assets under $15 million
                                        .85% while net assets $15 to $20 million
                                        1.00% while net assets in excess of $20
                                        million

        Core Bond                       .60% of net assets up to $300
                                        million .55% of net assets $300 million
                                        to $500 million .50% of net assets in
                                        excess of $500 million

        Municipal Bond                  .00% while net assets under $17
                                        million .50% while net assets in excess
                                        of $17 million

        Government Money Market         .50% of net assets up to
                                        $500 million & .45% of net assets $500
                                        million to $1 billion

        Tax Free Money Market           .40% of net assets $1
                                        billion to $1.5 billion .35% of net
                                        assets in excess of $1.5 billion
--------------------------------------------------------------------------------

WEISS, PECK & GREER MUTUAL FUNDS

Pursuant to authority granted under its Investment Advisory Agreement with the International Fund, WPG has selected Robeco Institutional Asset Management US Inc. ("RIAM") as sub-advisor to the International Fund. Pursuant to the sub-advisory agreement, RIAM has overall responsibility for the management of the International Fund's assets invested in non-US securities. Both RIAM and WPG are subsidiaries of Robeco Groep N.V., a Dutch public limited liability company.

Each Fund has entered into an Administration Agreement with WPG. For the period January 1, 2000 through April 30, 2000 WPG was entitled to receive the following fees based upon a percentage of average daily net assets: Tudor 0.08%, Growth and Income 0.04%, Quantitative Equity 0.07%, International 0.06% while assets exceed $25 million, Core Bond 0.0%, Intermediate Municipal Bond 0.12% while assets exceed $50 million, Government Money Market 0.01%, and Tax Free Money Market 0.04%. As of May 1, 2000 WPG is entitled to receive the following fees based on a percentage of average daily net assets: Tudor 0.06%, Growth and Income 0.03%, Quantitative Equity 0.05%, International 0.00%, Intermediate Municipal Bond 0.00%. The fee for all of the other Funds remained the same.

6- DISTRIBUTION PLAN (Core Bond)
   The Trust has adopted a plan of Distribution (the "Plan") under Section 12
   (b) of the 1940 Act and Rule 12b-1 thereunder. The Fund may pay up to 0.25% of the average daily net assets under any one agreement but is limited to an aggregate of 0.05% of its average annual net assets for activities primarily intended to result in the sale of its shares.

   For the six months ended June 30, 2000, expenses incurred under the Plan were $175.

   Under the terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

7- CUSTODIAN FEES
   Each Fund has entered into an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the six months ended June 30, 2000 the Funds' custodian fees and related offset were as follows:

--------------------------------------------------------------------------------
                                             CUSTODIAN       OFFSET
                                                FEE          CREDIT
                                                ---          ------
        Tudor                                 $19,051        $1,632
        Growth and Income                      13,367         1,879
        Quantitative Equity                    16,071         1,102
        International                          12,402         1,958
        Core Bond                              24,450         6,328
        Municipal Bond                          5,706           589
        Government Money Market                26,808         6,124
        Tax Free Money Market                  10,159         1,828
--------------------------------------------------------------------------------


   The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with their custodian.

8- FEDERAL INCOME TAX STATUS OF DIVIDENDS
   The Tax Free Money Market and Municipal Bond Funds have determined that all dividends paid during the six months ended June 30, 2000 were paid from investment income and are exempt from Federal income. None of these dividends are subject to the Alternative Minimum Tax.

WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS (for the years ended December 31 except for 2000 which is for the six months ended June 30)






$ PER SHARE

                                   Net          Total                   Distri-
                                  Realized      Income/                 butions
             Net       Net         and          (Loss)     Dividends     From
            Asset     Invest-   Unrealized       From        From        Net
           Value at    ment      Gains or     investment     Net       Realized     Total
          Beginning   Income    (Losses) on     Opera-    Investment   Capital     Distri-
          of Period   (Loss)    Securities      tions       Income       Gains     butions
          ---------   ------    ----------      -----       ------       -----     -------

TUDOR
2000*   $   22.91     ($0.05)     $  1.50     $  1.45      $ 0.00      $ 0.00     $  0.00
1999        15.74       0.00         9.88        9.88        0.00       (2.71)      (2.71)
1998        21.90      (0.02)       (4.86)      (4.88)       0.00       (1.28)      (1.28)
1997        23.28       0.06         2.46        2.52        0.00       (3.90)      (3.90)
1996        22.95      (0.14)        4.41        4.27        0.00       (3.94)      (3.94)
1995        19.34      (0.10)        8.03        7.93        0.00       (4.32)      (4.32)

GROWTH AND INCOME
2000*       39.88      (0.03)        1.68        1.65        0.00        0.00        0.00
1999        40.64       0.14         4.91        5.05       (0.16)      (5.65)      (5.81)
1998        35.11       0.26         9.38        9.64       (0.26)      (3.85)      (4.11)
1997        29.32       0.24        10.30       10.54       (0.24)      (4.51)      (4.75)
1996        26.02       0.24         6.11        6.35       (0.39)      (2.66)      (3.05)
1995        21.36       0.51         6.44        6.95       (0.53)      (1.76)      (2.29)

QUANTITATIVE EQUITY
2000*        5.23       0.00        (0.02)      (0.02)       0.00        0.00        0.00
1999         5.79       0.02         0.73        0.75       (0.03)      (1.28)      (1.31)
1998         5.84       0.05         1.46        1.51       (0.06)      (1.50)      (1.56)
1997         5.89       0.08         1.42        1.50       (0.08)      (1.47)      (1.55)
1996         6.85       0.16         1.13        1.29       (0.15)      (2.10)      (2.25)
1995         5.44       0.13         1.70        1.83       (0.12)      (0.30)      (0.42)

INTERNATIONAL
2000*       10.54      (0.03)       (1.07)      (1.10)       0.00        0.00        0.00
1999         9.25       0.01         2.71        2.72        0.00       (1.43)      (1.43)
1998        10.15       0.00         1.65        1.65        0.00       (2.55)      (2.55)
1997        10.29       0.01         0.29        0.30       (0.01)      (0.43)      (0.44)
1996        11.01      (0.07)        0.57        0.50       (0.04)      (1.18)      (1.22)
1995        10.93       0.04         1.15        1.19       (0.15)      (0.96)      (1.11)




                                                                            RATIOS

                                  Net                  Net                     Ratio of
                                 Asset                Assets at   Ratio of     Net Investment
                                Value at               End of     Expenses     Income/(Loss)  Portfolio
                                End of      Total     Period      To Average   To Average     Turnover
                                Period      Return    ($000's)    Net Assets   Net Assets       Rate
                                ------      ------    --------    ----------   ----------       ----

TUDOR
2000*                           $ 24.36      6.33%    $112,843      1.28%(A)     (0.40)%(A )    89.3%(A)
1999                              22.91     63.26      108,780      1.37         (0.37)        139.4
1998                              15.74    (22.01)      86,817      1.28         (0.22)        143.6
1997                              21.90     11.11      166,459      1.24         (0.44)        106.3
1996                              23.28     18.82      181,370      1.25         (0.57)        105.4
1995                              22.95     41.18      165,534      1.30         (0.47)        123.1

GROWTH AND INCOME
2000*                             41.53      4.14      132,115      1.02(A)      (0.14)(A)      78.7(A)
1999                              39.88     12.68      145,734      1.03          0.40          68.1
1998                              40.64     27.51      160,698      1.04          0.71          64.6
1997                              35.11     36.27      117,146      1.06          0.88          69.6
1996                              29.32     24.42       82,937      1.15          1.50          75.8
1995                              26.02     32.73       67,357      1.22          2.10          79.4

QUANTITATIVE EQUITY
2000*                              5.21     (0.38)      36,353      1.19(A)      (0.06)(A)     103.1(A)
1999                               5.23     13.90       76,452      1.08          0.24          95.6
1998                               5.79     26.71       73,884      1.06          0.49          89.4
1997                               5.84     25.47       96,055      1.03          1.03          77.7
1996                               5.89     18.51      102,450      0.95          1.52          60.8
1995                               6.85     33.37      133,201      1.00          2.00          26.1

INTERNATIONAL
2000*                              9.44    (10.44)       7,880      2.43(A)      (0.84)(A)      98.2(A)
1999                              10.54     29.83        7,323      3.50         (1.70)        125.4
1998                               9.25     16.28        6,375      2.35          0.06          98.8
1997                              10.15      2.89        8,555      1.89          0.02          55.1
1996                              10.29      4.64       13,161      1.71          0.31          85.2
1995                              11.01     10.92       14,194      1.74          0.39          55.9




$ PER SHARE                                                            RATIOS

                                   Net         Total                   Distri-
                                  Realized     Income/                 butions
             Net       Net         and         (Loss)     Dividends     From
            Asset     Invest-   Unrealized      From        From        Net
           Value at    ment      Gains or    investment     Net       Realized     Total
          Beginning   Income    (Losses) on    Opera-    Investment   Capital     Distri-
          of Period   (Loss)    Securities     tions       Income       Gains     butions
          ---------   ------    ----------     -----       ------       -----     -------

CORE BOND
2000*       $9.07     $0.29      ($0.02)       $0.27      ($0.29)      $0.00     ($0.29)
1999         9.64      0.56       (0.57)       (0.01)      (0.56)       0.00      (0.56)
1998         9.34      0.54        0.30         0.84       (0.54)       0.00      (0.54)
1997         9.19      0.51        0.15         0.66       (0.51)       0.00      (0.51)
1996         9.38      0.64       (0.29)        0.35       (0.54)       0.00      (0.54)
1995         8.83      0.60        0.54         1.14       (0.59)       0.00      (0.59)

INTERMEDIATE MUNICIPAL BOND
2000*       10.05      0.23        0.08         0.31       (0.23)       0.00      (0.23)
1999        10.55      0.44       (0.50)       (0.06)      (0.44)       0.00      (0.44)
1998        10.45      0.45        0.14         0.59       (0.47)      (0.02)     (0.49)
1997        10.14      0.47        0.31         0.78       (0.47)       0.00      (0.47)
1996        10.20      0.48       (0.06)        0.42       (0.48)       0.00      (0.48)
1995         9.51      0.44        0.69         1.13       (0.44)       0.00      (0.44)

GOVERNMENT MONEY MARKET
2000*       1.00       0.03        0.00         0.03       (0.03)       0.00      (0.03)
1999        1.00       0.04        0.00         0.04       (0.04)       0.00      (0.04)
1998        1.00       0.05        0.00         0.05       (0.05)       0.00      (0.05)
1997        1.00       0.05        0.00         0.05       (0.05)       0.00      (0.05)
1996        1.00       0.04        0.00         0.04       (0.04)       0.00      (0.04)
1995        1.00       0.05        0.00         0.05       (0.05)       0.00      (0.05)

TAX FREE MONEY MARKET
2000*       1.00       0.02        0.00         0.02       (0.02)       0.00      (0.02)
1999        1.00       0.03        0.00         0.03       (0.03)       0.00      (0.03)
1998        1.00       0.03        0.00         0.03       (0.03)       0.00      (0.03)
1997        1.00       0.03        0.00         0.03       (0.03)       0.00      (0.03)
1996        1.00       0.03        0.00         0.03       (0.03)       0.00      (0.03)
1995        1.00       0.04        0.00         0.04       (0.04)       0.00      (0.04)



 *  Unaudited
(A) Annualized


                                                                            RATIOS

                                  Net                  Net                     Ratio of
                                 Asset                Assets at   Ratio of     Net Investment
                                Value at               End of     Expenses     Income/(Loss)  Portfolio
                                End of      Total     Period      To Average   To Average     Turnover
                                Period      Return    ($000's)    Net Assets   Net Assets       Rate
                                ------      ------    --------    ----------   ----------       ----



CORE BOND                        $9.05       3.08%    $123,838      0.50%(A)      6.86%(A)     367.3%(A)
2000*                             9.07      (0.12)     137,487      0.50          5.98         531.2
1999                              9.64       9.26      139,463      0.50          5.71         684.9
1998                              9.34       7.37      108,443      0.86          5.56         330.3
1997                              9.19       3.85      120,804      0.81          5.87         333.1
1996                              9.38      13.25      171,578      0.82          6.52         375.0
1995

INTERMEDIATE MUNICIPAL BOND      10.13       3.12       16,833      0.85(A)      4.95(A)        9.7(A)
2000*                            10.05      (0.54)      20,210      0.85         4.32           83.2
1999                             10.55       5.72       25,341      0.85         4.23           45.7
1998                             10.45       7.85       23,508      0.85         4.55           39.8
1997                             10.14       4.20       15,214      0.85         4.72           44.4
1996                             10.20      12.05       12,730      0.85         4.38           51.2
1995

GOVERNMENT MONEY MARKET           1.00       2.70      411,913      0.67(A)      5.33(A)         N/A
2000*                             1.00       4.45      372,448      0.70         4.36            N/A
1999                              1.00       4.80      428,443      0.73         4.62            N/A
1998                              1.00       4.76      207,817      0.81         4.68            N/A
1997                              1.00       4.56      152,786      0.83         4.48            N/A
1996                              1.00       5.16      131,210      0.82         5.06            N/A
1995

TAX FREE MONEY MARKET             1.00       1.77      160,730      0.71(A)      3.50(A)         N/A
2000*                             1.00       2.80      117,520      0.76         2.76            N/A
1999                              1.00       3.05      131,268      0.75         3.01            N/A
1998                              1.00       3.23      130,083      0.74         3.17            N/A
1997                              1.00       3.14      117,423      0.72         3.10            N/A
1996                              1.00       3.63      121,754      0.76         3.56            N/A
1995




 *  Unaudited
(A) Annualized

WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
(for the years ended December 31 except for 2000 which is for the six months ended June 30)


      The Advisor agreed to reimburse other operating expenses and not to impose its full fee for certain periods. Had the Adviser not so agreed, and had the Funds not received a custody fee earnings credit, the total return would have been lower and per share, ratio of expenses to average net assets and ratio of net income to average net assets would have been:


                                                 Ratio of
                                Ratio of           Net
                                Expenses          Income
                                to Average      to Average
                                Net Assets      Net Assets
                                ----------      ----------

        Quantitative Equity
                1998             1.07%          0.48%

            International
                2000             2.48%          (0.89%)
                1999             3.55%          (1.75%)
                1998             2.38%           0.03%
                1997             1.92%          (0.01%)
                1996             1.76%           0.26%
                1995             1.76%           0.39%

             Core Bond
                2000             0.81%           6.05%
                1999             0.81%           5.67%
                1998             0.89%           5.32%

        Intermediate Municipal Bond
                2000             1.20%           4.60%
                1999             1.08%           4.09%
                1998             1.06%           4.02%
                1997             1.15%           4.25%
                1996             1.01%           4.56%
                1995             0.97%           4.25%

        Tax Free Money Market
                1998             0.76%           3.00%

      For the Tudor, Growth and Income, Government Money Market Funds custody fee earnings credit had an effect of less than 0.01% per share on the above ratios. The custody fee earnings credit had an effect of less than 0.01% on the above ratios in 1995, 1996 and 1997 for the Quantitative Equity, Core Bond, Intermediate Municipal Bond and Tax Free Money Market Funds.









                       See notes to financial statements

                              WEISS, PECK & GREER


                     ONE NEW YORK PLAZA, NEW YORK, NY 10004






INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.                William B. Ross
Lawrence J. Israel                      Robert A. Straniere
Graham E. Jones


OFFICERS

ROGER J. WEISS
  Chairman of the Board and Trustee-D all funds
  President -D Weiss, Peck & Greer International Fund
LAURENCE ZURIFF
  President -D WPG Tudor Fund
RONALD M. HOFFNER
  Executive Vice President and Treasurer -D all funds
JOSEPH J. REARDON
  Vice President and Secretary -D all funds
STEVEN M. PIRES
  Assistant Vice President -D all funds
A. ROY KNUTSEN
  President -D WPG Growth and Income Fund
DANIEL S. VANDIVORT
  President -D WPG Funds Trust
DANIEL CARDELL
  Vice President -D WPG Quantitative Equity Fund
R. SCOTT RICHTER
  Vice President -D WPG Intermediate Municipal  Bond Fund
JANET A. FIORENZA
 Vice President-D WPG Tax Free Money Market Fund
S. BLAKE MILLER
  Vice President -D WPG Intermediate Municipal Bond Fund
SID BAKST
  Vice President -D WPG Core Bond Fund


INVESTMENT ADVISER
Weiss, Peck & Greer, LLC
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
PFPC Inc.
P.O. Box 60448
King of Prussia, PA  19406-0448

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue
New York, NY  10154



This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Weiss, Peck & Greer Funds. Such offering is made only by prospectus, which includes details as to offering and other material information.